      As Filed With The Securities And Exchange Commission On May 1, 2000

                      Registration No. 333-65149; 811-9062

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 8

              AUSA LIFE INSURANCE COMPANY, INC. SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AUSA LIFE INSURANCE COMPANY, INC.
                              (Name of Depositor)

                                666 Fifth Avenue
                            New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 246-5234

                       Gregory E. Miller-Breetz, Esquire
                       AUSA Life Insurance Company, Inc.
                             400 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-0805

                     Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  On____________, pursuant to paragraph (b) of Rule 485.
[_]  60Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On ________________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A


ITEM OF FORM N-4                                           PROSPECTUS CAPTION
----------------                                           ------------------

1.  Cover Page                                             Cover Page

2.  Definitions                                            GLOSSARY

3.  Synopsis                                               Summary; FEE TABLE; Performance Measures

4.  Condensed Financial Information                        Condensed Financial Information

5.  General Description of Registrant, Depositor,          AUSA Life Insurance Company, Inc. Separate Account C; The
    and Portfolio Companies                                Portfolios; Voting Rights; Expenses; Taxes; FEE TABLE

6.  Deductions                                             Expenses; Taxes; FEE TABLE

7.  General Description of Variable Annuity Contracts      The Annuity Contract

8.  Annuity Period                                         Annuity Payments

9.  Death Benefit                                          Death Benefit

10. Purchases and Contract Value                           Contract Application and Purchase Payments; Accumulated Value

11. Redemptions                                            Access to Your Money

12. Taxes                                                  Taxes

13. Legal Proceedings                                      Legal Matters

14. Table of Contents of the Statement of Additional       Table of Contents of the Advisor's Edge Variable Annuity
    Information                                            Statements of Additional Information


                                     PART B


ITEM OF FORM N-4                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
----------------                                           -------------------------------------------

15. Cover Page                                             Cover Page

16. Table of Contents                                      Table of Contents

17. General Information and History                        AUSA LIFE INSURANCE COMPANY, INC.

18. Services                                               Part A; Auditors; Part B; SAFEKEEPING OF

                                                           ACCOUNT ASSETS; DISTRIBUTION OF THE
                                                           CONTRACTS

19.  Purchase of Securities Being Offered                  DISTRIBUTION OF THE CONTRACTS; Exchanges

20.  Underwriters                                          DISTRIBUTION OF THE CONTRACTS

21.  Calculation of Performance Data                       PERFORMANCE INFORMATION

22.  Annuity Payments                                      Computations of Annuity Income Payments

23.  Financial Statements                                  FINANCIAL STATEMENTS

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                              AUSA Life Insurance Company, Inc.
                                                             Separate Account C

                                                                             By

                                              AUSA Life Insurance Company, Inc.

                                                               May 1, 2000

The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 28 investment company portfolios (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index

    T. Rowe Price International Stock

The Federated Insurance Series

Advised by Federated Investment Management Company
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

    Stein Roe Small Company Growth

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Global
    WRL Janus Growth

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 8   Example
 9   The Annuity Contract
 10  Annuity Payments
 12  Purchase
 15  Investment Options
 21  Expenses

 22  Taxes
 26  Access to Your Money
 28  Performance
 30  Death Benefit
 33  Other Information
 37  Table of Contents of Statement of Additional Information
 A-1 Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................      9

Annuitant................................................................ 30, 31

Annuity Date.............................................................     10

Annuity Payment Options..................................................     10

Beneficiary.............................................................. 30, 31

Business Day.............................................................     12

Contract.................................................................     34

Contract Anniversary.....................................................     13

Contract Date............................................................     13

Contract Owner...........................................................     34

Contract Year............................................................     13

Income Phase.............................................................      9

Initial Purchase Payment.................................................     12

Joint Annuitant..........................................................     31

Net Purchase Payment.....................................................     13

Qualified Contract.......................................................     12

Portfolios...............................................................     15

Purchase Payment.........................................................     13

Right to Cancel Period...................................................     34

Tax Deferral.............................................................     23

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twenty-eight investment company portfolios.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 10, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the nine Funds' prospectuses:

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio")

   VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio") VA Global Bond Portfolio ("DFA Global Bond Portfolio")

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company
   Federated American Leaders Fund II ("Federated American Leaders
   Portfolio")
   Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
   Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

   Stein Roe Small Company Growth Fund, Variable Series, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
   Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

   Wanger U.S. Small Cap Advisor ("Wanger U.S. Small Cap Advisor Portfolio")

   Wanger International Small Cap Advisor ("Wanger International Small Cap Advisor Portfolio")

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
   Global Portfolio ("WRL Janus Global Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")

   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
   Portfolio")

You can make or lose money in any of these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

AUSA Life will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements


If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

AUSA Life Insurance Company, Inc.
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 21.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases.........................................  None
Contingent Deferred Sales Load (surrender charge).......................  None
Exchange Fees...........................................................  None

Annual Contract Maintenance Fee.........................................   $30

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... 0.50%
Administrative Charge................................................... 0.15%
                                                                         -----
Total Annual Separate Account Expenses.................................. 0.65%

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1999 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                      Management                       Total
                                         and                         Portfolio
                                       Advisory   Other   Rule 12b-1  Annual
                                       Expenses  Expenses    Fee     Expenses
                                      ---------- -------- ---------- ---------
DFA Small Value Portfolio............    0.50%     0.17%      --       0.67%
DFA Large Value Portfolio............    0.25%     0.18%      --       0.43%
DFA International Value Portfolio....    0.40%     0.25%      --       0.65%
DFA International Small Portfolio....    0.50%     0.29%      --       0.79%
DFA Short-Term Fixed Portfolio.......    0.25%     0.15%      --       0.40%
DFA Global Bond Portfolio............    0.25%     0.24%      --       0.49%
Dreyfus Small Cap Value
 Portfolio/1....................../..    0.80%     0.10%     0.32%     1.22%
Endeavor Enhanced Index Portfolio....    0.75%     0.03%      --       0.78%
Federated American Leaders
 Portfolio...........................    0.75%     0.13%      --       0.88%
Federated Utility Portfolio..........    0.75%     0.19%      --       0.94%
Federated Prime Money Portfolio......    0.50%     0.23%      --       0.73%
Federated U.S. Government Securities
 Portfolio...........................    0.60%     0.24%      --       0.84%
Federated High Income Bond
 Portfolio...........................    0.60%     0.19%      --       0.79%
Montgomery Growth Portfolio/2...../..    0.52%     0.73%      --       1.25%
Montgomery Emerging Markets
 Portfolio...........................    1.25%     0.37%      --       1.62%
Stein Roe Small Company Growth
 Portfolio...........................    0.65%     0.02%      --       0.67%
Strong International Stock
 Portfolio...........................    1.00%     0.16%      --       1.16%
Strong Schafer Value Portfolio.......    1.00%     0.20%      --       1.20%
T. Rowe Price International Stock
 Portfolio/3....................../..    0.90%     0.10%      --       1.00%
Wanger U.S. Small Cap Advisor
 Portfolio...........................    0.96%     0.06%      --       1.02%
Wanger International Small Cap
 Advisor Portfolio...................    1.25%     0.24%      --       1.49%
Warburg Pincus International Equity
 Portfolio/4....................../..    1.00%     0.32%      --       1.32%
Warburg Pincus Small Company Growth
 Portfolio/4....................../..    0.90%     0.24%      --       1.14%
WRL Alger Aggressive Growth
 Portfolio/5....................../..    0.80%     0.09%      --       0.89%
WRL Janus Growth Portfolio/5....../..    0.80%     0.05%      --       0.85%
WRL Janus Global/5................/..    0.80%     0.12%      --       0.92%
WRL LKCM Strategic Total Return
 Portfolio/5....................../..    0.80%     0.07%      --       0.87%
WRL J.P. Morgan Real Estate
 Securities Portfolio/5.........../..    0.80%     0.20%      --       1.00%

/1/For the Dreyfus Small Cap Portfolio, the Management and Advisory Expenses were 0.80% and Other Expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been 1.52%, 0.73%, and 2.25% respectively.

/3/For the T. Rowe Price International Stock Portfolio, the Management and
   Advisory Expenses were 0.90% and Other Expenses were 0.01%. Therefore, Total Portfolio Annual Expenses (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.91%.

/4/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ending December 31, 1999. Management and Advisory Expenses were 1.00% for the Warburg Pincus International Equity and 0.90% for the Warburg Pincus Small Company Growth portfolios. Other Expenses equaled 0.33% and 0.25%, respectively, so that the Total Portfolio Annual Expenses were 1.33% for the Warburg Pincus International Equity and 1.15% Warburg Pincus Small Company Growth portfolios. This includes transfer agency offsets that reduced the fees by 0.01% each.

/5/WRL Investment Management, Inc. ("WRL Management") has voluntarily undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios advised by WRL Management to the extent that normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each such portfolio's average daily net assets, 1.00%. For WRL Janus Growth, WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee: 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee: 0.75%). For WRL Janus Global, WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee: 0.775%). The waivers for WRL Janus Growth and WRL Janus Global are voluntary and will be terminated on June 25, 2000. In 1999, WRL Management reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $51,924. Without such reimbursement, the total annual expenses during 1999 for this portfolio would have been 2.69%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3              10
                                                  1 Year Years  5 Years  Years
                                                  ------ ------ ------- -------
DFA Small Value Portfolio.......................  $13.68 $42.55 $ 73.52 $161.28
DFA Large Value Portfolio.......................  $11.25 $35.07 $ 60.73 $134.00
DFA International Value Portfolio...............  $13.48 $41.93 $ 72.46 $159.03
DFA International Small Portfolio...............  $14.90 $46.27 $ 79.86 $174.66
DFA Short-Term Fixed Portfolio..................  $10.95 $34.13 $ 59.12 $130.55
DFA Global Bond Portfolio.......................  $11.86 $36.94 $ 63.94 $140.89
Dreyfus Small Cap Value Portfolio...............  $19.23 $59.49 $102.26 $221.22
Endeavor Enhanced Index Portfolio...............  $14.80 $45.96 $ 79.33 $173.55
Federated American Leaders Portfolio............  $15.81 $49.05 $ 84.59 $184.58
Federated Utility Portfolio.....................  $16.41 $50.90 $ 87.73 $191.14
Federated Prime Money Portfolio.................  $14.29 $44.41 $ 76.70 $167.99
Federated U.S. Government Securities Portfolio..  $15.40 $47.81 $ 82.49 $180.18
Federated High Income Bond Portfolio............  $14.90 $46.27 $ 79.86 $174.66
Montgomery Growth Portfolio.....................  $19.54 $60.41 $103.80 $224.39
Montgomery Emerging Markets Portfolio...........  $23.25 $71.64 $122.65 $262.66
Stein Roe Small Company Growth Portfolio........  $13.68 $42.55 $ 73.52 $161.28
Strong International Stock Portfolio............  $18.63 $57.65 $ 99.16 $214.85
Strong Schafer Value Portfolio..................  $19.03 $58.88 $101.22 $219.10
T. Rowe Price International Stock Portfolio.....  $17.02 $52.75 $ 90.86 $197.66
Wanger U.S. Small Cap Advisor Portfolio.........  $17.22 $53.36 $ 91.90 $199.83
Wanger International Small Cap Advisor
 Portfolio......................................  $21.95 $67.70 $116.07 $249.39
Warburg Pincus International Equity Portfolio...  $20.24 $62.54 $107.39 $231.75
Warburg Pincus Small Company Growth Portfolio...  $18.43 $57.04 $ 98.13 $212.72
WRL Alger Aggressive Growth Portfolio...........  $15.91 $49.36 $ 85.11 $185.68
WRL Janus Global Portfolio......................  $16.21 $50.28 $ 86.68 $188.96
WRL Janus Growth Portfolio......................  $15.50 $48.12 $ 83.01 $181.28
WRL LKCM Strategic Total Return Portfolio.......  $15.71 $48.74 $ 84.06 $183.48
WRL J.P. Morgan Real Estate Securities
 Portfolio......................................  $17.02 $52.75 $ 90.86 $197.66

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twenty-eight portfolios (the "Portfolios") offered by a number of investment companies.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 20.)

 . Withdraw all or part of your money with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 10.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Portfolios and into the general account of AUSA Life.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly
   Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 . From time to time, AUSA Life may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life's consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3. PURCHASE

Contract Application and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving it. From that point forward, you bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited
 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected
 .  the daily Mortality and Expense Risk Charge
 .  the daily Administrative Expense Charge
 .  the Annual Contract Maintenance Fee, if applicable
 .  any withdrawals
 . any charges for Exchanges made after the first twelve in a Contract Year .any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, AUSA Life will credit a certain number of Accumulation Units to your Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-eight portfolios offered by nine different investment companies (each investment company a "Fund"). A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus.

The general public may invest in the Portfolios only through certain insurance contracts and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Contract was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any premium payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

DFA Investment Dimensions Group Inc.
Advised by Dimensional Fund Advisors, Inc.

The Fund is an open-end management investment company organized under Maryland law in 1981, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of 34 series of shares, six of which are available as part of the Advisor's Edge.

  DFA Small Value Portfolio seeks to achieve long-term capital appreciation by investing in common stocks of U.S. companies that the Portfolio's investment advisor believes are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry.

  DFA Large Value Portfolio seeks to achieve longer term capital appreciation by investing in common stocks of U.S. companies that the Portfolio's investment advisor believes are value stocks, primarily because they have a high book to market ratio, and whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry.

  DFA International Value Portfolio seeks to achieve long-term capital appreciation by investing in stocks of large non-U.S. companies that the Portfolio's investment advisor believes are value stocks. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry. The Portfolio is closed if Portfolio securities equal in value to at least the majority of its total assets are principally traded on exchanges that are closed that day. The Portfolio will not accept purchase and redemption orders for shares on those days.

  DFA International Small Portfolio seeks to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand, and Asian countries whose shares are traded principally on the securities markets located in those countries.

  DFA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation on invested capital with a minimum of risk by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, this Portfolio will acquire obligations that mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. The Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes, and bonds.

  DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community, and corporate debt obligations. At the present time, the Portfolio's investment advisor expects that most investments will be made in the obligations of issuers that are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD).

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series

Advised by Federated Investment Management Company

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eleven investment portfolios, five of which are available as part of the Advisor's Edge.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge.

  Stein Roe Small Company Growth Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of small-cap companies. The Portfolio may invests in new issuers during periods when new issues are being brought to market. The Portfolio may also invests in mid-cap companies. The Portfolio invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these characteristics, the portfolio manager seeks out companies that are - or, in the portfolio manager's judgment, have the potential to be - a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge.

  Strong International Stock Portfolio seeks capital growth. It invests primarily in the equity securities of issuers located outside the United States. The Portfolio focuses first on country selection, using quantitative and fundamental analysis to identify those international markets that offer above average growth potential and those that should be avoided. The Portfolio attempts to reduce overall portfolio volatility by actively managing currency risk. In selecting individual stocks, the fund employs extensive in-house research and in-depth analysis. This is in addition to the belief that direct meetings with leaders of companies are an essential element of the analysis process.

  Strong Schafer Value Portfolio's primary investment objective is long-term capital appreciation. Current income is a secondary objective in the selection of investments. The Portfolio invests in stocks with P/E ratios that are less than the S&P 500 and with earnings per share growth estimates that are greater than the S&P 500 over the next three to five years. In addition, the Portfolio will equally weight the portfolio holdings and won't invest more than 20% of the Portfolio in one industry group. The Portfolio remains fully invested in common stocks at all times and does not try to "time the market."

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust

Advised by Credit Suisse Asset Management

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets--but no less than 65% of its total assets--in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1999, the Russell 2000 Index included companies with market capitalizations between $10.9 million and $13.5 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-six portfolios, five of which are available as part of the Advisor's Edge.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stock, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to certain of the Funds may compensate AUSA Life for providing administrative services in connection with certain of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 . You must make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . AUSA Life does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . AUSA Life will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that AUSA Life assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 25.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each

Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase--

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

 Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).

Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want Systematic Withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for Systematic Withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for this option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250, AUSA Life will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.

Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract

Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in Federated Prime Money over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Federated Prime Money is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Federated Prime Money for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six- year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or

  (2)  the Adjusted Death Benefit.
The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 30.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 1999, AUSA Life had statutory-basis assets of approximately $11.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

The First Providian Merger. On October 1, 1998, First Providian Life and Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian, a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 4, 1994. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts

If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts

If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity

Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements of AUSA Life and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   5
  Incontestability........................................................   5
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   6
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   8
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  22
PERFORMANCE COMPARISONS...................................................  22
SAFEKEEPING OF ACCOUNT ASSETS.............................................  24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  24
AUSA LIFE.................................................................  25
TAXES.....................................................................  25
STATE REGULATION OF AUSA LIFE.............................................  26
RECORDS AND REPORTS.......................................................  26
DISTRIBUTION OF THE CONTRACTS.............................................  26
LEGAL PROCEEDINGS.........................................................  26
OTHER INFORMATION.........................................................  26
FINANCIAL STATEMENTS......................................................  27

                                   APPENDIX

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 1999)

                                                         DFA           DFA
                          DFA Small     DFA Large   International International   DFA Short-   DFA Global  Dreyfus Small
                            Value         Value         Value         Small       Term Fixed      Bond       Cap Value
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.992        9.948        10.000          9.949        10.000        9.990       10.255
 12/31/97..............     12.645       12.242         9.995          7.661        10.426       10.640          N/A
 12/31/98..............     11.733       13.471        11.096          8.006        10.926       11.443        9.024
 12/31/99..............     12.806       14.022        13.452          9.427        11.320       11.828       11.600
Number of units Outstanding as of
 12/31/97..............      7,359       12,353        12,955         11,690        30,884        7,312          N/A
 12/31/98..............      4,742        7,122         7,565          7,212         2,584       32,339        2,299
 12/31/99..............      3,205        6,616        13,773          4,456         2,037       34,082        3,785
                           Endeavor                   Federated                                 Federated
                           Enhanced        TRP        American    Federated High   Federated   U.S. Gov't    Federated
                            Index     International    Leaders     Income Bond    Prime Money  Securities     Utility
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........     11.674       10.413         9.987         10.020        10.001       10.030       10.008
 12/31/97..............        N/A          N/A        12.304         11.156        10.404       10.751       12.476
 12/31/98..............     13.057       10.541        14.379         11.383        10.831       11.500       14.124
 12/31/99..............     15.328       13.862        15.239         11.570        11.261       11.357       14.271
Number of units outstanding as of
 12/31/97..............        N/A          N/A         6,261         45,383           291       22,835        6,250
 12/31/98..............      2,043        2,246        21,099         35,115        10,251       21,492       10,988
 12/31/99..............      8,684       10,470        23,782         20,008        17,049        8,203        5,408
                                       Montgomery     Stein Roe                                  Wanger    Wanger Int'l
                          Montgomery    Emerging      Small Co.    Strong Int'l     Strong     U.S. Small    Small Cap
                            Growth       Markets       Growth         Stock      Schafer Value Cap Advisor    Advisor
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........     10.039        9.941         9.030          9.892         9.445       10.031       10.045
 12/31/97..............     12.389        8.827        11.571          8.384           N/A       13.396        9.569
 12/31/98..............     12.669        5.478         9.507          7.931           N/A       14.465       11.060
 12/31/99..............     15.205        8.971        13.988         14.752         9.863       17.974       24.879
Number of units outstanding as of
 12/31/97..............      3,049        6,210         2,782          3,581           N/A        4,703        2,280
 12/31/98..............      7,015       11,154           276            343             0        8,428       14,103
 12/31/99..............     11,342        5,304           812          1,545           106        6,995        7,980
                                                                     WRL J.P.
                           Warburg       Warburg      WRL Alger    Morgan Real                               WRL LKCM
                         Pincus Int'l Pincus Small   Aggressive       Estate       WRL Janus    WRL Janus    Strategic
                            Equity     Co. Growth      Growth       Securities      Global       Growth    Total Return
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........     10.960       11.162        10.199          9.408        10.512        9.999        9.707
 12/31/97..............      9.601       13.183           N/A            N/A           N/A          N/A          N/A
 12/31/98..............     10.049       12.724           N/A            N/A           N/A          N/A          N/A
 12/31/99..............     15.319       21.375        14.961          8.998        15.620       13.662       10.592
Number of units outstanding as of
 12/31/97..............      1,294        1,348           N/A            N/A           N/A          N/A          N/A
 12/31/98..............        906          125           N/A            N/A           N/A          N/A          N/A
 12/31/99..............        861        2,899            98            106           906        1,118          103

* Date of commencement of operations for the Subaccounts was as follows:
  1/23/97 for DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed; and DFA Global Bond; 1/22/97 for Federated Prime Money; 2/26/97 for Montgomery Emerging Markets; 3/7/97 for Federated U.S. Government Securities; 9/26/97 for Strong International Stock;

 5/29/97 for Warburg Pincus International Equity and Warburg Pincus Small Company Growth; 5/1/97 for Federated American Leaders, Federated Utility, Federated High Income Bond, Montgomery Growth; 9/26/97 for Stein Roe Small Company Growth; 5/1/97 for Wanger U.S. Small Cap Advisor, and Wanger International Small Cap Advisor; 5/19/98 for T. Rowe Price International Stock, Dreyfus Small Cap Value and Endeavor Enhanced Index; 9/21/99 for Strong Schafer Value, and 9/1/99 for WRL Alger Aggressive Growth; WRL J.P. Morgan Real Estate Securities; WRL Janus Global; WRL Janus Growth; and WRL LKCM Strategic Total Return. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                        AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT C

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         ADVISOR'S EDGE VARIABLE ANNUITY



                                   Offered by
                        AUSA Life Insurance Company, Inc.
                           (A New York Stock Company)
                             Administrative Offices
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by AUSA Life Insurance Company, Inc. ("the Company" or "AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 2000, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                   May 1, 2000

                                TABLE OF CONTENTS



                                                                                                        PAGE
                                                                                                        ----
THE CONTRACT.........................................................................................     1
     Computation of Variable Annuity Income Payments.................................................     1
     Exchanges.......................................................................................     1
     Exceptions to Charges and to Transactions or Balance Requirements...............................     2
     403(b) Contracts................................................................................     2
GENERAL MATTERS......................................................................................     4
     Non-Participating...............................................................................     4
     Misstatement of Age or Sex......................................................................     4
     Assignment......................................................................................     4
     Annuity Data....................................................................................     4
     Annual Statement................................................................................     5
     Incontestability................................................................................     5
     Ownership.......................................................................................     5
PERFORMANCE INFORMATION..............................................................................     5
     Money Market Subaccount Yields..................................................................     6
     30-Day Yield for Non-Money Market Subaccounts...................................................     6
     Standardized Average Annual Total Return for Subaccounts........................................     6
ADDITIONAL PERFORMANCE MEASURES......................................................................     8
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return..........................................................................     8
     Non-Standardized Total Return Year-to-Date......................................................     9
     Non-Standardized One Year Return................................................................    10
     Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
        Adjusted Historical Average Annual Total Return..............................................    11
     Individualized Computer Generated Illustrations.................................................    22
PERFORMANCE COMPARISONS..............................................................................    22
SAFEKEEPING OF ACCOUNT ASSETS........................................................................    24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS...................................................    24
AUSA LIFE............................................................................................    25
TAXES................................................................................................    25
STATE REGULATION OF AUSA LIFE........................................................................    26
RECORDS AND REPORTS..................................................................................    26
DISTRIBUTION OF THE CONTRACTS........................................................................    26
LEGAL PROCEEDINGS....................................................................................    26
OTHER INFORMATION....................................................................................    26
FINANCIAL STATEMENTS.................................................................................    27

                                  THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)   =   the Annuity Unit Value for the immediately preceding Business
               Day;

     (b)   =   the Net Investment Factor for the day;

     (c)   =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)   =   any increase or decrease in the value of the Subaccount due to investment results;

     (b)   =   a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by AUSA Life;

     (c)   =   a daily charge for the cost of administering the Contract
               corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

AUSA Life may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

AUSA Life may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code. Except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Services, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If you miss a loan payment and are not eligible for a distribution, the remaining balance of the loan becomes taxable as a deemed distribution. Interest continues to accrue on the unpaid loan balance until a qualifying distribution event occurs. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options - except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan
- however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.



Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                 GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures:
1/23/97 for DFA Global Bond Portfolio; 1/23/97 for DFA International Small Portfolio; 1/23/97 for DFA International Value Portfolio; 1/23/97 for DFA Large Value Portfolio; 1/23/97 for DFA Short-Term Fixed Portfolio; 1/23/97 for DFA Small Value Portfolio; 1/22/97 for Federated Prime Money Portfolio; 5/1/97 for Federated American Leaders Portfolio; 5/1/97 for Federated Utility Portfolio; 3/7/97 for Federated U.S. Government Securities Portfolio; 5/1/97 for Federated High Income Bond Portfolio; 5/1/97 for Montgomery Growth Portfolio; 2/26/97 for Montgomery Emerging Markets Portfolio; 5/1/97 for Wanger U.S. Small Cap Advisor Portfolio; 5/1/97 for Wanger International Small Cap Advisor Portfolio; 5/19/98 for Dreyfus Small Cap Value Portfolio; 5/19/98 for Endeavor Enhanced Index Portfolio; 5/19/98 for T. Rowe Price International Portfolio; 9/26/97 for Stein Roe Small Company Growth Portfolio; 9/26/97 for Strong International Stock Portfolio; 9/21/99 for Strong Schafer Value Portfolio; 5/29/97 for Warburg Pincus International Equity Portfolio; 5/29/97 for Warburg Pincus Small Company Growth Portfolio; and 9/1/99 for the WRL Alger Aggressive Growth, WRL

J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 9/29/95 for the DFA Small Value and International Small Value Portfolios; 1/12/95 for the DFA Large Value and DFA Global Bond Portfolios; 9/29/95 for the DFA International; 9/29/95 for DFA Short-Term Fixed Portfolios; 11/18/94 for Federated Prime Money Portfolio; 2/10/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/28/94 for Federated U.S. Government Securities Portfolio; 3/1/94 for Federated High Income Bond Portfolio; 2/9/96 for Montgomery Growth Portfolio; 2/2/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/20/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/10/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/3/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b + 1)6-1]
                                        ---
                                        cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;

     [b]   equals the expenses accrued for the period (net of reimbursement);
     [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)n=ERV

Where:

(1) [P]       equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]       equals an average annual total return;

(3) [n]       equals the number of years; and

(4) [ERV]     equals the ending redeemable value of a hypothetical $1,000
              Purchase Payment made at the beginning of the period (or fractional portion thereof).


The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1999.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999


                                                                                                          Since
                                                                                                        Subaccount
Subaccount                                                                         One Year              Inception
----------                                                                         --------             ----------
DFA Small Value.................................................................     9.14%                 8.82%
DFA Large Value.................................................................     4.09%                12.40%
DFA International Value.........................................................    21.23%                10.62%
DFA International Small.........................................................    17.76%                -1.82%
DFA Short-Term Fixed............................................................     3.60%                 4.31%
DFA Global Bond.................................................................     3.36%                 5.92%

Federated Prime Money...........................................................     3.97%                 4.12%
Federated American Leaders......................................................     5.98%                17.16%
Federated US Gov't Securities...................................................    -1.24%                 4.51%
Federated Utility...............................................................     1.04%                14.22%
Federated High Income Bond......................................................     1.64%                 5.54%
Wanger Int'l Small Cap..........................................................   124.96%                40.48%
Wanger US Small Cap.............................................................    24.26%                24.43%
Montgomery Emerg Mkt............................................................    63.75%                -3.55%
Montgomery Growth...............................................................    20.01%                16.83%
Stein Roe Small Company Growth..................................................    47.14%                16.35%
Strong Int'l Stock..............................................................    85.99%                19.31%
Warburg Pincus Int'l Equity.....................................................    52.44%                13.79%
Warburg Pincus Small Co Growth..................................................    67.99%                28.49%
Dreyfus Small Cap Value.........................................................    28.55%                 7.91%
Endeavor Enhanced Index.........................................................    17.40%                18.31%
Strong Schafer Value............................................................       N/A                 4.43%
T. Rowe Price Int'l.............................................................    31.50%                19.33%
WRL Alger Agg Growth............................................................       N/A                46.70%
WRL JP Morgan Real Est..........................................................       N/A                -4.36%
WRL Janus Global................................................................       N/A                48.60%
WRL Janus Growth................................................................       N/A                36.64%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 9.11%


                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999



                                                                                                          Since
                                                                                                        Subaccount
Subaccount                                                                         One Year             Inception
----------                                                                         --------             ----------

DFA Small Value.................................................................     9.14%                28.17%
DFA Large Value.................................................................     4.09%                40.96%
DFA International Value.........................................................    21.23%                34.52%
DFA International Small.........................................................    17.76%                -5.25%
DFA Short-Term Fixed............................................................     3.60%                13.20%
DFA Global Bond.................................................................     3.36%                18.39%

Federated Prime Money...........................................................     3.97%                12.59%
Federated American Leaders......................................................     5.98%                52.58%
Federated US Gov't Securities...................................................    -1.24%                13.23%
Federated Utility...............................................................     1.04%                42.59%
Federated High Income Bond......................................................     1.64%                15.48%
Wanger Int'l Small Cap..........................................................   124.96%               147.68%
Wanger US Small Cap.............................................................    24.26%                79.18%
Montgomery Emerg Mkt............................................................    63.75%                -9.76%
Montgomery Growth...............................................................    20.01%                51.45%
Stein Roe Small Company Growth..................................................    47.14%                40.87%
Strong Int'l Stock..............................................................    85.99%                49.13%
Warburg Pincus Int'l Equity.....................................................    52.44%                39.77%
Warburg Pincus Small Co Growth..................................................    67.99%                91.50%
Dreyfus Small Cap Value.........................................................    28.55%                13.12%
Endeavor Enhanced Index.........................................................    17.40%                31.30%
Strong Schafer Value............................................................       N/A                 4.43%
T. Rowe Price Int'l.............................................................    31.50%                33.13%
WRL Alger Agg Growth............................................................       N/A                46.70%
WRL JP Morgan Real Est..........................................................       N/A                -4.36%
WRL Janus Global................................................................       N/A                48.60%
WRL Janus Growth................................................................       N/A                36.64%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 9.11%


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999



                                                                                                          Since
                                                                                                        Subaccount
Subaccount                                                                         One Year             Inception
----------                                                                         --------             ----------

DFA Small Value.................................................................     9.14%                 8.82%
DFA Large Value.................................................................     4.09%                12.40%
DFA International Value.........................................................    21.23%                10.62%
DFA International Small.........................................................    17.76%                -1.82%
DFA Short-Term Fixed............................................................     3.60%                 4.31%
DFA Global Bond.................................................................     3.36%                 5.92%
Federated Prime Money...........................................................     3.97%                 4.12%
Federated American Leaders......................................................     5.98%                17.16%
Federated US Gov't Securities...................................................    -1.24%                 4.51%
Federated Utility...............................................................     1.04%                14.22%
Federated High Income Bond......................................................     1.64%                 5.54%
Wanger Int'l Small Cap..........................................................   124.96%                40.48%
Wanger US Small Cap.............................................................    24.26%                24.43%
Montgomery Emerg Mkt............................................................    63.75%                -3.55%
Montgomery Growth...............................................................    20.01%                16.83%
Stein Roe Small Company Growth..................................................    47.14%                16.35%
Strong Int'l Stock..............................................................    85.99%                19.31%
Warburg Pincus Int'l Equity.....................................................    52.44%                13.79%
Warburg Pincus Small Co Growth..................................................    67.99%                28.49%
Dreyfus Small Cap Value.........................................................    28.55%                 7.91%
Endeavor Enhanced Index.........................................................    17.40%                18.31%
Strong Schafer Value............................................................       N/A                 4.43%
T. Rowe Price Int'l.............................................................    31.50%                19.33%
WRL Alger Agg Growth............................................................       N/A                46.70%

WRL JP Morgan Real Est..........................................................       N/A                -4.36%
WRL Janus Global................................................................       N/A                48.60%
WRL Janus Growth................................................................       N/A                36.64%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 9.11%


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE


                                                                                                       Total Return
                                                                                                         YTD as of
Subaccount                                                                                               12/31/99
----------                                                                                               --------

DFA Small Value.................................................................                           9.14%
DFA Large Value.................................................................                           4.09%
DFA International Value.........................................................                          21.23%
DFA International Small.........................................................                          17.76%
DFA Short-Term Fixed............................................................                           3.60%
DFA Global Bond.................................................................                           3.36%
Federated Prime Money...........................................................                           3.97%
Federated American Leaders......................................................                           5.98%
Federated US Gov't Securities...................................................                          -1.24%
Federated Utility...............................................................                           1.04%
Federated High Income Bond......................................................                           1.64%
Wanger Int'l Small Cap..........................................................                         124.96%
Wanger US Small Cap.............................................................                          24.26%
Montgomery Emerg Mkt............................................................                          63.75%
Montgomery Growth...............................................................                          20.01%
Stein Roe Small Company Growth..................................................                          47.14%
Strong Int'l Stock..............................................................                          85.99%
Warburg Pincus Int'l Equity.....................................................                          52.44%
Warburg Pincus Small Co Growth..................................................                          67.99%
Dreyfus Small Cap Value.........................................................                          28.55%
Endeavor Enhanced Index.........................................................                          17.40%
Strong Schafer Value............................................................                             N/A
T. Rowe Price Int'l.............................................................                          31.50%
WRL Alger Agg Growth............................................................                             N/A
WRL JP Morgan Real Est..........................................................                             N/A
WRL Janus Global................................................................                             N/A
WRL Janus Growth................................................................                             N/A
WRL LKCM Strategic Tot Rtn......................................................                             N/A


NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                        NON-STANDARDIZED ONE YEAR RETURN


                                                         1999         1998         1997         1996          1995
                                                         ----         ----         ----         ----          ----

DFA Small Value..................................        9.14%       -7.21%       29.60%       21.26%           N/A
DFA Large Value..................................        4.90%       10.04%       28.39%       17.72%           N/A
DFA International Value..........................       21.23%       11.01%       -2.86%        6.41%           N/A
DFA International Small..........................       17.76%        7.07%      -25.56%       -0.39%           N/A
DFA Short-Term Fixed.............................        3.60%        4.80%        5.00%        4.51%           N/A
DFA Global Bond..................................        3.36%        7.54%        7.09%        8.27%           N/A
Federated Prime Money............................        3.97%        4.13%        4.26%        4.08%         4.46%
Federated American Leaders.......................        5.98%       16.86%       31.48%       20.78%        34.02%
Federated US Gov't Securities....................       -1.24%        6.96%        7.88%        3.52%         7.53%
Federated Utility................................        1.04%       13.21%       25.81%       10.84%        23.88%
Federated High Income Bond.......................        1.64%        2.03%       13.09%       13.57%        17.95%
Wanger Int'l Small Cap...........................      124.96%       15.58%       -2.10%       31.15%           N/A
Wanger US Small Cap..............................       24.26%        7.98%       28.57%       45.63%           N/A
Montgomery Emerg Mkt.............................       63.75%      -37.93%       -1.22%          N/A           N/A
Montgomery Growth................................       20.01%        2.26%       27.74%          N/A           N/A
Stein Roe Small Company Growth...................       47.14%      -17.84%          N/A          N/A           N/A
Strong Int'l Stock...............................       85.99%       -5.39%      -14.08%        9.67%           N/A
Warburg Pincus Int'l Equity......................       52.44%        4.67%       -2.89%        9.32%           N/A
Warburg Pincus Small Co Growth...................       67.99%       -3.48%       14.89%       13.18%           N/A
Dreyfus Small Cap Value..........................       28.55%       -2.81%       24.76%       24.83%        13.32%
Endeavor Enhanced Index..........................       17.40%       30.54%          N/A          N/A           N/A
Strong Schafer Value.............................       -3.49%        1.50%          N/A          N/A           N/A
T. Rowe Price Int'l..............................       31.50%       14.69%        1.95%       14.49%         9.66%
WRL Alger Agg Growth.............................       49.61%       47.75%       23.12%        9.73%        37.15%
WRL JP Morgan Real Est...........................      -10.02%          N/A          N/A          N/A           N/A
WRL Janus Global.................................       56.20%       29.19%       17.99%       26.92%        22.28%
WRL Janus Growth.................................       36.62%       63.45%       16.79%       17.21%        46.20%
WRL LKCM Strategic Tot Rtn.......................        5.92%        8.93%       21.08%       14.26%        23.86%


NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                                                          Total
                                                                                          Since Fund
                                                    1 Year             3 Year             Inception Year-End
                                                    ------             ------             ------------------
DFA Small Value................................      9.14%             31.25%                  56.40%
DFA Large Value................................      4.09%             47.06%                 108.08%
DFA International Value........................     21.23%             30.72%                  46.58%
DFA International Small........................     17.76%             -6.15%                  -5.83%
DFA Short-Term Fixed...........................      3.60%             14.00%                  20.51%
DFA Global Bond................................      3.36%             19.04%                  45.44%
Federated Prime Money..........................      3.94%             12.86%                  23.15%
Federated American Leaders.....................      5.98%             62.84%                 160.25%
Federated US Gov't Securities..................     -1.24%             13.95%                  29.40%
Federated Utility..............................      1.04%             43.92%                  89.89%
Federated High Income Bond.....................      1.64%             17.29%                  50.62%
Wanger Int'l Small Cap.........................    124.96%            154.54%                 355.02%
Wanger US Small Cap............................     24.26%             72.51%                 190.94%
Montgomery Emerg Mkt...........................     63.75%              0.39%                   5.50%
Montgomery Growth..............................     20.01%             56.77%                  98.48%
Strong Int'l Stock.............................     85.99%             51.19%                  69.93%
Warburg Pincus Int'l Equity....................     52.44%             54.94%                  81.21%
Warburg Pincus Small Co Growth.................     67.99%             86.29%                 162.92%
Dreyfus Small Cap Value........................     28.55%             55.88%                 139.51%
Endeavor Enhanced Index........................     17.40%                N/A                  87.54%
Strong Schafer Value...........................     -3.49%                N/A                  -1.37%
T. Rowe Price Int'l............................     31.50%             53.77%                 113.55%
WRL Alger Agg Growth...........................     67.94%            205.50%                 351.51%
WRL JP Morgan Real Est.........................     -4.44%                N/A                 -19.03%
WRL Janus Global...............................     70.01%            159.14%                 446.03%
WRL Janus Growth...............................     58.65%            202.85%                1402.24%
WRL LKCM Strategic Tot Rtn.....................     11.35%             46.72%                 131.64%


  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                                                          Total
                                                                                          Since Fund
                                                    1 Year                3 Year          Inception Year-End
                                                    ------                ------          ------------------
DFA Small Value................................      9.14%                 9.49%               11.08%
DFA Large Value................................      4.09%                13.72%               15.89%
DFA International Value........................     21.23%                 9.34%                9.40%
DFA International Small........................     17.76%                -2.09%               -1.40%
DFA Short-Term Fixed...........................      3.60%                 4.47%                4.48%
DFA Global Bond................................      3.36%                 5.98%                7.83%
Federated Prime Money..........................      3.94%                 4.11%                4.15%
Federated American Leaders.....................      5.98%                17.65%               17.63%
Federated US Gov't Securities..................     -1.24%                 4.45%                4.57%
Federated Utility..............................      1.04%                12.90%               11.50%
Federated High Income Bond.....................      1.64%                 5.46%                7.27%
Wanger Int'l Small Cap.........................    124.96%                36.54%               38.37%
Wanger US Small Cap............................     24.26%                19.93%               25.72%

Montgomery Emerg Mkt...........................     63.75%                 0.13%                1.38%
Montgomery Growth..............................     20.01%                16.17%               19.25%
Strong Int'l Stock.............................     85.99%                14.77%               13.46%
Warburg Pincus Int'l Equity....................     52.44%                15.72%               14.10%
Warburg Pincus Small Co Growth.................     67.99%                23.04%               23.92%
Dreyfus Small Cap Value........................     28.55%                15.95%               14.01%
Endeavor Enhanced Index........................     17.40%                   N/A               26.57%
Strong Schafer Value...........................     -3.49%                   N/A               -0.62%
T. Rowe Price Int'l............................     31.50%                15.42%                9.07%
WRL Alger Agg Growth...........................     67.94%                45.10%               29.46%
WRL JP Morgan Real Est.........................     -4.44%                   N/A              -11.88%
WRL Janus Global...............................     70.01%                37.36%               27.10%
WRL Janus Growth...............................     58.65%                44.68%               22.68%
WRL LKCM Strategic Tot Rtn.....................     11.35%                13.63%               13.07%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.



                           HYPOTHETICAL ILLUSTRATIONS


                                                            DFA Small Value

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  60,630   21.26%   21.26%     21.26%   12/31/1996    $  4,000     $  4,425     21.26%    21.26%
 12/31/1997   $  50,000     $  78,578   29.60%   25.36%     57.16%   12/31/1997    $  6,000     $  7,735     29.60%    26.57%
 12/31/1998   $  50,000     $  72,910   -7.21%   13.40%     45.82%   12/31/1998    $  8,000     $  9,177     -7.21%     9.23%



                                                            DFA Large Value

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  58,858   17.72%   17.72%     17.72%   12/31/1996    $  4,000     $  4,354     17.72%    17.72%
 12/31/1997   $  50,000     $  75,568   28.39%   22.94%     51.14%   12/31/1997    $  6,000     $  7,591     28.39%    24.51%
 12/31/1998   $  50,000     $  83,153   10.04%   18.48%     66.31%   12/31/1998    $  8,000     $ 10,352     10.04%    17.48%


                                                        DFA International Value

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  53,206    6.41%    6.41%      6.41%   12/31/1996    $  4,000     $  4,128      6.41%     6.41%
 12/31/1997   $  50,000     $  51,681   -2.86%    1.67%      3.36%   12/31/1997    $  6,000     $  6,010     -2.86%     0.17%
 12/31/1998   $  50,000     $  57,372   11.01%    4.69%     14.74%   12/31/1998    $  8,000     $  8,672     11.01%     5.40%



                                                        DFA International Small

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  49,804   -0.39%   -0.39%     -0.39%   12/31/1996    $  4,000     $  3,992     -0.39%    -0.39%
 12/31/1997   $  50,000     $  37,073  -25.56%  -13.89%    -25.85%   12/31/1997    $  6,000     $  4,972    -25.56%   -18.25%
 12/31/1998   $  50,000     $  39,693    7.07%   -7.41%    -20.61%   12/31/1998    $  8,000     $  7,323      7.07%    -5.87%



                                                         DFA Short-Term Fixed

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000                                12/31/1995    $  2,000     $  2,000
 12/31/1996   $  50,000     $  52,256    4.51%    4.51%      4.51%   12/31/1996    $  4,000     $  4,090      4.51%     4.51%
 12/31/1997   $  50,000     $  54,871    5.00%    4.76%      9.74%   12/31/1997    $  6,000     $  6,295      5.00%     4.84%
 12/31/1998   $  50,000     $  57,503    4.80%    4.77%     15.01%   12/31/1998    $  8,000     $  8,597      4.80%     4.82%


                                                            DFA Global Bond

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  54,135    8.27%    8.27%      8.27%   12/31/1996    $  4,000     $  4,165      8.27%     8.27%
 12/31/1997   $  50,000     $  57,974    7.09%    7.68%     15.95%   12/31/1997    $  6,000     $  6,461      7.09%     7.49%
 12/31/1998   $  50,000     $  62,346    7.54%    7.63%     24.69%   12/31/1998    $  8,000     $  8,948      7.54%     7.52%



                                                        Dreyfus Small Cap Value

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1993   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1993    $  2,000     $  2,000        N/A       N/A
 12/31/1994   $  50,000     $  48,787   -2.43%   -2.43%     -2.43%   12/31/1994    $  4,000     $  3,951     -2.43%    -2.43%
 12/31/1995   $  50,000     $  55,284   13.32%    5.15%     10.57%   12/31/1995    $  6,000     $  6,478     13.32%     7.76%
 12/31/1996   $  50,000     $  69,010   24.83%   11.34%     38.02%   12/31/1996    $  8,000     $ 10,086     24.83%    15.68%
 12/31/1997   $  50,000     $  86,098   24.76%   14.55%     72.20%   12/31/1997    $ 10,000     $ 14,583     24.76%    18.97%
 12/31/1998   $  50,000     $  83,679   -2.81%   10.85%     67.36%   12/31/1998    $ 12,000     $ 16,174     -2.81%    11.86%



                                                        Endeavor Enhanced Index

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1997   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1997    $  2,000     $  2,000        N/A       N/A
 12/31/1998   $  50,000     $  65,269   30.54%   30.54%     30.54%   12/31/1998    $  4,000     $  4,611     30.54%    30.54%


                                                      T. Rowe Price International

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1991   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1991    $  2,000     $  2,000        N/A       N/A
 12/31/1992   $  50,000     $  47,882   -4.24%   -4.24%     -4.24%   12/31/1992    $  4,000     $  3,915     -4.24%    -4.24%
 12/31/1993   $  50,000     $  56,367   17.72%    6.18%     12.73%   12/31/1993    $  6,000     $  6,609     17.72%     9.83%
 12/31/1994   $  50,000     $  52,825   -6.29%    1.85%      5.65%   12/31/1994    $  8,000     $  8,194     -6.29%     1.60%
 12/31/1995   $  50,000     $  57,925    9.66%    3.75%     15.85%   12/31/1995    $  10,000    $ 10,985      9.66%     4.70%
 12/31/1996   $  50,000     $  66,320   14.49%    5.81%     32.64%   12/31/1996    $  12,000    $ 14,577     14.49%     7.74%
 12/31/1997   $  50,000     $  67,614    1.95%    5.16%     35.23%   12/31/1997    $  14,000    $ 16,861      1.95%     6.14%
 12/31/1998   $  50,000     $  77,550   14.69%    6.47%     55.10%   12/31/1998    $  16,000    $ 21,339     14.69%     8.09%



                                                 Federated American Leaders Portfolio

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  67,009   34.02%   34.02%     34.02%   12/31/1995    $  4,000     $  4,680     34.02%    34.02%
 12/31/1996   $  50,000     $  80,936   20.78%   27.23%     61.87%   12/31/1996    $  6,000     $  7,653     20.78%    25.40%
 12/31/1997   $  50,000     $ 106,414   31.48%   28.63%    112.83%   12/31/1997    $  8,000     $ 12,062     31.48%    28.18%
 12/31/1998   $  50,000     $ 124,356   16.86%   25.58%    148.71%   12/31/1998    $ 10,000     $ 16,096     16.86%    24.00%



                                                 Federated High Income Bond Portfolio

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  58,975   17.95%   17.95%     17.95%   12/31/1995    $  4,000     $  4,359     17.95%    17.95%
 12/31/1996   $  50,000     $  66,977   13.57%   15.74%     33.95%   12/31/1996    $  6,000     $  6,950     13.57%    15.08%
 12/31/1997   $  50,000     $  75,747   13.09%   14.85%     51.49%   12/31/1997    $  8,000     $  9,861     13.09%    14.13%
 12/31/1998   $  50,000     $  77,288    2.03%   11.50%     54.58%   12/31/1998    $ 10,000     $ 12,061      2.03%     9.38%


                                                    Federated Prime Money Portfolio

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  52,232    4.46%    4.46%      4.46%   12/31/1995    $  4,000     $  4,089      4.46%     4.46%
 12/31/1996   $  50,000     $  54,361    4.08%    4.27%      8.72%   12/31/1996    $  6,000     $  6,256      4.08%     4.21%
 12/31/1997   $  50,000     $  56,679    4.26%    4.27%     13.36%   12/31/1997    $  8,000     $  8,523      4.26%     4.24%
 12/31/1998   $  50,000     $  59,022    4.13%    4.23%     18.04%   12/31/1998    $ 10,000     $ 10,875      4.13%     4.20%



                                                 Federated U.S. Government Securities


             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A   N/A           N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  53,766    7.53%    7.53%      7.53%   12/31/1995    $  4,000     $  4,151      7.53%     7.53%
 12/31/1996   $  50,000     $  55,660    3.52%    5.51%     11.32%   12/31/1996    $  6,000     $  6,297      3.52%     4.87%
 12/31/1997   $  50,000     $  60,044    7.88%    6.29%     20.09%   12/31/1997    $  8,000     $  8,793      7.88%     6.33%
 12/31/1998   $  50,000     $  64,224    6.96%    6.46%     28.45%   12/31/1998    $ 10,000     $ 11,405      6.96%     6.58%



                                                      Federated Utility Portfolio

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  61,942   23.88%   23.88%     23.88%   12/31/1995    $  4,000     $  4,478     23.88%    23.88%
 12/31/1996   $  50,000     $  68,654   10.84%   17.18%     37.31%   12/31/1996    $  6,000     $  6,963     10.84%    15.27%
 12/31/1997   $  50,000     $  86,377   25.81%   19.99%     72.75%   12/31/1997    $  8,000     $ 10,760     25.81%    20.16%
 12/31/1998   $  50,000     $  97,789   13.21%   18.26%     95.58%   12/31/1998    $ 10,000     $ 14,182     13.21%    17.55%


                                                           Montgomery Growth

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000     $  2,000        N/A       N/A
 12/31/1997   $  50,000     $  63,869   27.74%   27.74%     27.74%   12/31/1997    $  4,000     $  4,555     27.74%    27.74%
 12/31/1998   $  50,000     $  65,314    2.26%   14.29%     30.63%   12/31/1998    $  6,000     $  6,658      2.26%    10.59%



                                                      Montgomery Emerging Markets

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000     $  2,000        N/A       N/A
 12/31/1997   $  50,000     $  49,388   -1.22%   -1.22%     -1.22%   12/31/1997    $  4,000     $  3,976     -1.22%    -1.22%
 12/31/1998   $  50,000     $  30,653  -37.93%  -21.70%    -38.69%   12/31/1998    $  6,000     $  4,467    -37.93%   -28.19%



                                                      Strong International Stock

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  54,835    9.67%    9.67%      9.67%   12/31/1996    $  4,000     $  4,193      9.67%     9.67%
 12/31/1997   $  50,000     $  47,115  -14.08%   -2.93%     -5.77%   12/31/1997    $  6,000     $  5,603    -14.08%    -6.77%
 12/31/1998   $  50,000     $  44,574   -5.39%   -3.76%    -10.85%   12/31/1998    $  8,000     $  7,301     -5.39%    -6.07%



                                                         Strong Schafer Value


             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1997   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1997    $  2,000     $  2,000        N/A       N/A
 12/31/1998   $  50,000     $  50,751    1.50%    1.50%      1.50%   12/31/1998    $  4,000     $  4,030      1.50%     1.50%


                                                     Wanger U.S. Small Cap Advisor

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  72,815   45.63%   45.63%     45.63%   12/31/1996    $  4,000     $  4,913     45.63%    45.63%
 12/31/1997   $  50,000     $  93,621   28.57%   36.84%     87.24%   12/31/1997    $  6,000     $  8,316     28.57%    34.61%
 12/31/1998   $  50,000     $ 101,093    7.98%   26.45%    102.19%   12/31/1998    $  8,000     $ 10,980      7.98%    21.57%



                                                Wanger International Small Cap Advisor

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  65,573   31.15%   31.15%     31.15%   12/31/1996    $  4,000     $  4,623     31.15%    31.15%
 12/31/1997   $  50,000     $  64,197   -2.10%   13.31%     28.39%   12/31/1997    $  6,000     $  6,526     -2.10%     8.52%
 12/31/1998   $  50,000     $  74,195   15.58%   14.06%     48.39%   12/31/1998    $  8,000     $  9,542     15.58%    11.88%



                                                  Warburg Pincus International Equity

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  54,661    9.32%    9.32%      9.32%   12/31/1996    $  4,000     $  4,186      9.32%     9.32%
 12/31/1997   $  50,000     $  53,081   -2.89%    3.04%      6.16%   12/31/1997    $  6,000     $  6,065     -2.89%     1.09%
 12/31/1998   $  50,000     $  55,558    4.67%    3.58%     11.12%   12/31/1998    $  8,000     $  8,348      4.67%     2.85%


                                                  Warburg Pincus Small Company Growth

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
 12/31/1996   $  50,000     $  56,588   13.18%   13.18%     13.18%   12/31/1996    $  4,000     $  4,264     13.18%    13.18%
 12/31/1997   $  50,000     $  65,015   14.89%   14.03%     30.03%   12/31/1997    $  6,000     $  6,898     14.89%    14.29%
 12/31/1998   $  50,000     $  62,752   -3.48%    7.87%     25.50%   12/31/1998    $  8,000     $  8,658     -3.48%     5.30%



                                                      WRL Alger Aggressive Growth

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
 12/31/1995   $  50,000     $  68,574   37.15%   37.15%     37.15%   12/31/1995    $  4,000     $  4,743     37.15%    37.15%
 12/31/1996   $  50,000     $  75,249    9.73%   22.68%     50.50%   12/31/1996    $  6,000     $  7,205      9.73%    18.89%
 12/31/1997   $  50,000     $  92,647   23.12%   22.83%     85.29%   12/31/1997    $  8,000     $ 10,870     23.12%    20.87%
 12/31/1998   $  50,000     $ 136,885   47.75%   28.63%    173.77%   12/31/1998    $ 10,000     $ 18,061     47.75%    29.93%



                                                WRL J.P. Morgan Real Estate Securities

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1998   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1998    $  2,000     $  2,000        N/A       N/A


                                                           WRL Janus Global

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1992   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1992    $  2,000     $  2,000        N/A       N/A
 12/31/1993   $  50,000     $  67,100   34.20%   34.20%     34.20%   12/31/1993    $  4,000     $  4,684     34.20%    34.20%
 12/31/1994   $  50,000     $  66,835   -0.40%   15.62%     33.67%   12/31/1994    $  6,000     $  6,665     -0.40%    10.71%
 12/31/1995   $  50,000     $  81,724   22.28%   17.79%     63.45%   12/31/1995    $  8,000     $ 10,150     22.28%    16.12%
 12/31/1996   $  50,000     $ 103,726   26.92%   20.01%    107.45%   12/31/1996    $ 10,000     $ 14,883     26.92%    20.00%
 12/31/1997   $  50,000     $ 122,389   17.99%   19.61%    144.78%   12/31/1997    $ 12,000     $ 19,561     17.99%    19.40%
 12/31/1998   $  50,000     $ 158,110   29.19%   21.15%    216.22%   12/31/1998    $ 14,000     $ 27,270     29.19%    21.75%



                                                           WRL Janus Growth

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1986   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1986    $  2,000     $  2,000        N/A       N/A
 12/31/1987   $  50,000     $  55,090   10.18%   10.18%     10.18%   12/31/1987    $  4,000     $  4,204     10.18%    10.18%
 12/31/1988   $  50,000     $  64,931   17.86%   13.96%     29.86%   12/31/1988    $  6,000     $  6,954     17.86%    15.14%
 12/31/1989   $  50,000     $  94,873   46.11%   23.80%     89.75%   12/31/1989    $  8,000     $ 12,161     46.11%    28.77%
 12/31/1990   $  50,000     $  94,050   -0.87%   17.11%     88.10%   12/31/1990    $ 10,000     $ 14,056     -0.87%    17.10%
 12/31/1991   $  50,000     $ 149,350   58.80%   24.46%    198.70%   12/31/1991    $ 12,000     $ 24,321     58.80%    28.08%
 12/31/1992   $  50,000     $ 151,857    1.68%   20.34%    203.71%   12/31/1992    $ 14,000     $ 26,729      1.68%    21.10%
 12/31/1993   $  50,000     $ 156,890    3.31%   17.75%    213.78%   12/31/1993    $ 16,000     $ 29,615      3.31%    17.06%
 12/31/1994   $  50,000     $ 142,916   -8.91%   14.03%    185.83%   12/31/1994    $ 18,000     $ 28,977     -8.91%    11.54%
 12/31/1995   $  50,000     $ 208,939   46.20%   17.22%    317.88%   12/31/1995    $ 20,000     $ 44,364     46.20%    16.81%
 12/31/1996   $  50,000     $ 244,887   17.21%   17.22%    389.77%   12/31/1996    $ 22,000     $ 53,996     17.21%    16.87%
 12/31/1997   $  50,000     $ 286,009   16.79%   17.18%    472.02%   12/31/1997    $ 24,000     $ 65,063     16.79%    16.86%
 12/31/1998   $  50,000     $ 467,470   63.45%   20.48%    834.94%   12/31/1998    $ 26,000     $108,344     63.45%    21.59%


                                                    WRL LKCM Strategic Total Return

             $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                and Yearly December 31st Thereafter
             ------------------------------------                                ----------------------------------------------
             Values prior to current                                             Values prior to current
             year's purchase payment    Non-Standardized                         year's purchase payment     Non-Standardized
             -----------------------    ----------------                         -----------------------     ----------------
                                         One     Average                                                      One      Average
                                         Year    Annual  Cumulative                                           Year     Annual
              Cumulative   Accumulated  Total    Total   Fund Total              Cumulative    Accumulated   Total      Total
    Date       Payment        Value     Return   Return    Return       Date       Payment        Value      Return    Return
    ----       -------        -----     ------   ------    ------       ----       -------        -----      ------    ------

 12/31/1993   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1993    $  2,000     $  2,000        N/A       N/A
 12/31/1994   $  50,000     $  49,411   -1.18%   -1.18%     -1.18%   12/31/1994    $  4,000     $  3,976     -1.18%    -1.18%
 12/31/1995   $  50,000     $  61,203   23.86%   10.64%     22.41%   12/31/1995    $  6,000     $  6,925     23.86%    14.70%
 12/31/1996   $  50,000     $  69,930   14.26%   11.83%     39.86%   12/31/1996    $  8,000     $  9,913     14.26%    14.49%
 12/31/1997   $  50,000     $  84,668   21.08%   14.07%     69.34%   12/31/1997    $ 10,000     $ 14,002     21.08%    16.90%
 12/31/1998   $  50,000     $  92,231    8.93%   13.03%     84.46%   12/31/1998    $ 12,000     $ 17,253      8.93%    14.42%


Individualized Computer Generated Illustrations

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                    AUSA LIFE

On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.


                                      TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will not incur New York state or local taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA Life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                          STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine if the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. AUSA Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners as of December 31, 1999, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of AUSA Life as of December 31, 1999, and 1998, and for each of the three years in the period ended December 31, 1999, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements

                       AUSA Life Insurance Company, Inc.
                        Separate Account C - Advisor's
                             Edge Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999






                                   Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations......................................................14
Statements of Changes in Contract Owners' Equity..............................22
Notes to Financial Statements.................................................31

                        Report of Independent Auditors


The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
AUSA Life Insurance Company, Inc.

We have audited the accompanying balance sheets of certain subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong Schafer Value Fund II, Stein Roe Venture Fund Variable Series, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, T. Rowe Price International Stock, Dreyfus SmallCap Value, Endeavor Enhanced Index, WRL Alger Aggressive Growth, WRL Janus Global, WRL Janus Growth, WRL LKCM Strategic Total Return, and the WRL J. P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account C which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                                Balance Sheets

                               December 31, 1999


                                                                 DFA Small            DFA Large
                                                                   Value                Value
                                                                Subaccount            Subaccount
                                                               ---------------------------------
Assets
Cash                                                           $         -             $     4
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                      41,049                   -
     DFA Large Value Portfolio                                           -              92,767
     DFA International Value Portfolio                                   -                   -
     DFA International Small Portfolio                                   -                   -
     DFA Short-Term Fixed Portfolio                                      -                   -
     DFA Global Bond Portfolio                                           -                   -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                  -                   -
     Federated Utility Fund II                                           -                   -
     Federated Prime Money Fund II                                       -                   -
     Federated High Income Bond Fund II                                  -                   -
     Federated Fund for U. S. Government Securities II                   -                   -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                      -                   -
     Wanger International Small Cap Advisor                              -                   -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                         -                   -
     Montgomery Emerging Markets Portfolio                               -                   -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                  -                   -
     Strong Schafer Value Fund II                                        -                   -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series                     -                   -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                       -                   -
     Warburg Pincus Small Company Growth Portfolio                       -                   -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                         -                   -
     Dreyfus SmallCap Value Portfolio                                    -                   -
     Endeavor Enhanced Index Portfolio                                   -                   -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                               -                   -
     WRL Janus Global Portfolio                                          -                   -
     WRL Janus Growth Portfolio                                          -                   -
     WRL LKCM Strategic Total Return Portfolio                           -                   -
     WRL J. P. Morgan Real Estate Securities Portfolio                   -                   -
                                                               -------------------------------
Total investments in mutual funds                                   41,049              92,767
                                                               -------------------------------
Total assets                                                       $41,049             $92,771
                                                               ===============================

                                                                    Federated
                         DFA             DFA                         American       Federated      Federated
       DFA          International    Short-Term     DFA Global       Leaders         Utility      Prime Money
  International         Small           Fixed          Bond          Fund II         Fund II        Fund II
Value Subaccount     Subaccount      Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
$      -         $      -         $      -         $      3         $      -         $      5         $      6


       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
 185,278                -                -                -                -                -                -
       -           42,004                -                -                -                -                -
       -                -           23,057                -                -                -                -
       -                -                -          403,104                -                -                -

       -                -                -                -          362,415                -                -
       -                -                -                -                            77,168                -
       -                -                -                -                -                -          191,975
       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
       -                -                -                -                -                -                -

       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
       -                -                -                -                -                -                -
----------------------------------------------------------------------------------------------------------------
 185,278           42,004           23,057          403,104          362,415           77,168          191,975
----------------------------------------------------------------------------------------------------------------
$185,278         $ 42,004         $ 23,057         $403,107         $362,415         $ 77,173         $191,981
================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)


                                                                 DFA Small          DFA Large
                                                                   Value              Value
                                                                Subaccount         Subaccount
                                                              ---------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                 $     1             $     -
                                                              ---------------------------------
Total liabilities                                                      1                   -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                41,048              92,771
                                                              ---------------------------------
Total liabilities and contract owners' equity                    $41,049             $92,771
                                                              =================================

See accompanying notes.


                                                                           Federated
                         DFA              DFA                               American          Federated         Federated
       DFA          International     Short-Term        DFA Global           Leaders           Utility         Prime Money
  International         Small            Fixed             Bond              Fund II           Fund II           Fund II
Value Subaccount     Subaccount       Subaccount        Subaccount         Subaccount        Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------------

   $      1          $      1          $      -          $      -          $      2          $      -          $      -
--------------------------------------------------------------------------------------------------------------------------
          1                 1                 -                 -                 2                 -                 -


    185,277            42,003            23,057           403,107           362,413            77,173           191,981
--------------------------------------------------------------------------------------------------------------------------
   $185,278          $ 42,004          $ 23,057          $403,107          $362,415          $ 77,173          $191,981
==========================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)

                                                                                       Federated Fund
                                                                                         for U. S.
                                                                    Federated High       Government
                                                                   Income Bond Fund    Securities II
                                                                     II Subaccount       Subaccount
                                                                   ------------------ -----------------
Assets
Cash                                                               $      7             $      5
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                            -                    -
     DFA Large Value Portfolio                                            -                    -
     DFA International Value Portfolio                                    -                    -
     DFA International Small Portfolio                                    -                    -
     DFA Short-Term Fixed Portfolio                                       -                    -
     DFA Global Bond Portfolio                                            -                    -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                   -                    -
     Federated Utility Fund II                                            -                    -
     Federated Prime Money Fund II                                        -                    -
     Federated High Income Bond Fund II                             231,494                    -
     Federated Fund for U. S. Government Securities II                    -               93,156
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                       -                    -
     Wanger International Small Cap Advisor                               -                    -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                          -                    -
     Montgomery Emerging Markets Portfolio                                -                    -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                   -                    -
     Strong Schafer Value Fund II                                         -                    -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series                      -                    -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                        -                    -
     Warburg Pincus Small Company Growth Portfolio                        -                    -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                          -                    -
     Dreyfus SmallCap Value Portfolio                                     -                    -
     Endeavor Enhanced Index Portfolio                                    -                    -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                -                    -
     WRL Janus Global Portfolio                                           -                    -
     WRL Janus Growth Portfolio                                           -                    -
     WRL LKCM Strategic Total Return Portfolio                            -                    -
     WRL J. P. Morgan Real Estate Securities Portfolio                    -                    -
                                                                -----------------------------------
Total investments in mutual funds                                   231,494               93,156
                                                                -----------------------------------
Total assets                                                       $231,501             $ 93,161
                                                                ===================================

                                                                                                             Stein Roe
                       Wanger                                                 Strong                          Special
  Wanger U. S.      International                       Montgomery        International        Strong       Venture Fund
    Small Cap         Small Cap       Montgomery         Emerging             Stock            Schafer        Variable
     Advisor           Advisor          Growth            Markets            Fund II            Value         Series
   Subaccount        Subaccount       Subaccount        Subaccount          Subaccount         Fund II       Subaccount
-------------------------------------------------------------------------------------------------------------------------
   $      -          $      -          $      -          $      -          $      -          $      -          $      -


          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -

          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -

    125,738                 -                 -                 -                 -                 -                 -
          -           198,534                 -                 -                 -                 -                 -

          -                 -           172,455                 -                 -                 -                 -
          -                 -                 -            47,584                 -                 -                 -

          -                 -                 -                 -            22,789                 -                 -
          -                 -                 -                 -                 -             1,044                 -

          -                 -                 -                 -                 -                 -            11,364

          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -

          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -

          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
          -                 -                 -                 -                 -                 -                 -
--------------------------------------------------------------------------------------------------------------------------
    125,738           198,534           172,455            47,584            22,789             1,044            11,364
--------------------------------------------------------------------------------------------------------------------------
   $125,738          $198,534          $172,455          $ 47,584          $ 22,789          $  1,044          $ 11,364
==========================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)


                                                                                   Federated Fund
                                                              Federated High          for U. S.
                                                               Income Bond           Government
                                                                  Fund II           Securities II
                                                                Subaccount           Subaccount
                                                              -----------------------------------
Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                 $      -             $      -
                                                              -----------------------------------
Total liabilities                                                       -                    -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                231,501               93,161
                                                              -----------------------------------
Total liabilities and contract owners' equity                    $231,501             $ 93,161
                                                              ===================================

See accompanying notes.


                                                                                                              Stein Roe
                       Wanger                                                Strong           Strong           Special
  Wanger U. S.      International                       Montgomery       International        Schafer        Venture Fund
    Small Cap         Small Cap       Montgomery         Emerging            Stock             Value           Variable
     Advisor           Advisor          Growth            Markets           Fund II           Fund II           Series
   Subaccount        Subaccount       Subaccount        Subaccount         Subaccount       Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------
   $      8          $      2          $      3          $      2          $      -          $      -          $      1
--------------------------------------------------------------------------------------------------------------------------
          8                 2                 3                 2                 -                 -                 1


    125,730           198,532           172,452            47,582            22,789             1,044            11,363
--------------------------------------------------------------------------------------------------------------------------
   $125,738          $198,534          $172,455          $ 47,584          $ 22,789          $  1,044          $ 11,364
==========================================================================================================================

                        AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                         Warburg Pincus     Warburg Pincus
                                                                          International     Small Company
                                                                              Equity            Growth
                                                                            Subaccount        Subaccount
                                                                        ------------------ -----------------
Assets
Cash                                                                         $     -            $     3
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                     -                  -
     DFA Large Value Portfolio                                                     -                  -
     DFA International Value Portfolio                                             -                  -
     DFA International Small Portfolio                                             -                  -
     DFA Short-Term Fixed Portfolio                                                -                  -
     DFA Global Bond Portfolio                                                     -                  -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                            -                  -
     Federated Utility Fund II                                                     -                  -
     Federated Prime Money Fund II                                                 -                  -
     Federated High Income Bond Fund II                                            -                  -
     Federated Fund for U. S. Government Securities II                             -                  -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                -                  -
     Wanger International Small Cap Advisor                                        -                  -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                   -                  -
     Montgomery Emerging Markets Portfolio                                         -                  -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                            -                  -
     Strong Schafer Value Fund II
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series                               -                  -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                            13,186                  -
     Warburg Pincus Small Company Growth Portfolio                                 -             61,954
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                   -                  -
     Dreyfus SmallCap Value Portfolio                                              -                  -
     Endeavor Enhanced Index Portfolio                                             -                  -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                         -                  -
     WRL Janus Global Portfolio                                                    -                  -
     WRL Janus Growth Portfolio                                                    -                  -
     WRL LKCM Strategic Total Return Portfolio                                     -                  -
     WRL J. P. Morgan Real Estate Securities Portfolio                             -                  -
                                                                        ------------------ -----------------
Total investments in mutual funds                                             13,186             61,954
                                                                        ------------------ -----------------
Total assets                                                                 $13,186            $61,957
                                                                        ================== =================


                                                                                                     WRL
                                                                                                    LKCM         WRL J. P.
     T. Rowe Price     Dreyfus        Endeavor       WRL Alger                                    Strategic     Morgan Real
     International   SmallCap        Enhanced      Aggressive      WRL Janus      WRL Janus        Return         Estate
        Stock         Value          Index          Growth         Global          Growth          Total         Securities
      Subaccount    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------------
   $      -         $      -         $      -      $      -       $      -         $      -     $      -        $      -


          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -

          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -

          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -

          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -

          -                -                -             -              -                -            -               -


          -                -                -             -              -                -            -               -

          -                -                -             -              -                -            -               -
          -                -                -             -              -                -            -               -

    145,141                -                -             -              -                -            -               -
          -           43,907                -             -              -                -            -               -
          -                -          133,115             -              -                -            -               -

          -                -                -         1,467              -                -            -               -
          -                -                -             -         14,146                -            -               -
          -                -                -             -              -           15,270            -               -
          -                -                -             -              -                -        1,091               -
          -                -                -             -              -                -            -             956
--------------------------------------------------------------------------------------------------------------------------
    145,141           43,907          133,115         1,467         14,146           15,270        1,091             956
--------------------------------------------------------------------------------------------------------------------------
   $145,141         $ 43,907         $133,115      $  1,467       $ 14,146         $ 15,270     $  1,091        $    956
==========================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)

                                                              Warburg Pincus      Warburg Pincus
                                                              International       Small Company
                                                                  Equity             Growth
                                                                Subaccount         Subaccount
                                                             ----------------------------------
Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                 $     2             $     -
                                                             ----------------------------------
Total liabilities                                                      2                   -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                13,184              61,957
                                                              ---------------------------------
Total liabilities and contract owners' equity                    $13,186             $61,957
                                                              =================================

See accompanying notes.


                                                                                                    WRL
    T. Rowe                                                                                         LKCM               WRL J. P.
     Price            Dreyfus        Endeavor       WRL Alger                                     Strategic           Morgan Real
  International      SmallCap        Enhanced      Aggressive      WRL Janus      WRL Janus        Total                 Estate
     Stock             Value          Index          Growth         Global          Growth         Return              Securities
  Subaccount        Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount            Subaccount
------------------------------------------------------------------------------------------------------------------------------------


   $      8         $      2         $      2         $      -         $      -         $      -         $      -         $      -
------------------------------------------------------------------------------------------------------------------------------------

          8                2                2                -                -                -                -                -


    145,133           43,905          133,113            1,467           14,146           15,270            1,091              956
------------------------------------------------------------------------------------------------------------------------------------

   $145,141         $ 43,907         $133,115         $  1,467         $ 14,146         $ 15,270         $  1,091         $    956
====================================================================================================================================


                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                           Statements of Operations

                 Year ended December 31, 1999, except as noted

                                                                            DFA Small Value       DFA Large Value
                                                                              Subaccount            Subaccount
                                                                            ------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                   $  7,499              $ 17,713
Expenses:
   Administrative, mortality and expense risk charges                               302                   622
                                                                            ------------------------------------
Net investment income (loss)                                                      7,197                17,091

Net realized and unrealized capital gain (loss) from
investments
Net realized
capital gain (loss) from sales of
   investments:
   Proceeds from sales                                                           38,146                37,237
   Cost of investments sold                                                      38,346                31,907
                                                                            ------------------------------------
Net realized capital gain (loss) from sales of investments                         (200)                5,330

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the year                                                         (2,731)                7,245
   End of the year                                                               (4,219)               (9,147)
                                                                            ------------------------------------
Net change in unrealized appreciation/depreciation of
   investments
                                                                                 (1,488)              (16,392)
                                                                            ------------------------------------
Net realized and unrealized capital gain (loss) from
   investments
                                                                                 (1,688)              (11,062)
                                                                            ------------------------------------
Increase (decrease) from operations                                            $  5,509              $  6,029
                                                                            ====================================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.

See accompanying notes.

                                                                                                Federated
      DFA                    DFA                                                                American
  International          International            DFA Short-           DFA Global               Leaders
     Value                  Small                Term Fixed               Bond                  Fund II
   Subaccount             Subaccount             Subaccount            Subaccount             Subaccount
------------------------------------------------------------------------------------------------------------

   $  15,193              $   1,404              $   1,032              $  22,736              $  33,412

         761                    369                    248                  2,635                  2,504
------------------------------------------------------------------------------------------------------------
      14,432                  1,035                    784                 20,101                 30,908





      57,091                 37,285                 34,174                  5,507                279,825
      50,722                 40,420                 33,426                  5,197                258,113
------------------------------------------------------------------------------------------------------------
       6,369                 (3,135)                   748                    310                 21,712



          75                (15,028)                   (88)                12,009                 22,038
        (341)                (1,929)                  (372)                 4,388                (13,848)
------------------------------------------------------------------------------------------------------------

        (416)                13,099                   (284)                (7,621)               (35,886)
------------------------------------------------------------------------------------------------------------

       5,953                  9,964                    464                 (7,311)               (14,174)
------------------------------------------------------------------------------------------------------------
   $  20,385              $  10,999              $   1,248              $  12,790              $  16,734
============================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)

                                                                               Federated             Federated
                                                                                 Utility            Prime Money
                                                                                 Fund II               Fund II
                                                                                Subaccount            Subaccount
                                                                            --------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                   $   9,538              $   6,848
Expenses:
   Administrative, mortality and expense risk charges                                752                    851
                                                                            --------------------------------------
Net investment income (loss)                                                       8,786                  5,997

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                                           126,228                605,135
   Cost of investments sold                                                      125,733                605,135
                                                                            --------------------------------------
Net realized capital gain (loss) from sales of investments                           495                      -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                           8,792                      -
   End of the year                                                                   331                      -
                                                                            --------------------------------------
Net change in unrealized appreciation/depreciation of investments
                                                                                  (8,461)                     -
                                                                            --------------------------------------
Net realized and unrealized capital gain (loss) from investments
                                                                                  (7,966)                     -
                                                                            --------------------------------------
Increase (decrease) from operations                                            $     820              $   5,997
                                                                            ======================================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.

See accompanying notes.


                          Federated                                    Wanger
     Federated           Fund for  U. S.        Wanger U. S.        International
    High Income            Government            Small Cap            Small Cap          Montgomery
    Bond Fund II          Securities II           Advisor              Advisor             Growth
     Subaccount             Subaccount           Subaccount          Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------

     $  32,361              $  11,777              $  15,436             $   2,928        $   1,722

         2,217                  1,247                  1,066                 1,221            1,071
-------------------------------------------------------------------------------------------------------
        30,144                 10,530                 14,370                 1,707              651





       262,599                200,756                169,367               190,566          136,925
       271,840                200,299                161,927               143,270          120,003
-------------------------------------------------------------------------------------------------------
        (9,241)                   457                  7,440                47,296           16,922



         7,083                 13,940                  8,306                  (113)             545
        (6,575)                (1,751)                20,751                96,733           12,809
-------------------------------------------------------------------------------------------------------

       (13,658)               (15,691)                12,445                96,846           12,264
-------------------------------------------------------------------------------------------------------

       (22,899)               (15,234)                19,885               144,142           29,186
-------------------------------------------------------------------------------------------------------
     $   7,245              $  (4,704)             $  34,255             $ 145,849        $  29,837
=======================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)

                                                                             Montgomery             Strong
                                                                              Emerging           International
                                                                               Markets           Stock Fund II
                                                                              Subaccount          Subaccount
                                                                            ------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                   $      5              $     11
Expenses:
   Administrative, mortality and expense risk charge                                288                    45
                                                                            ------------------------------------
Net investment income (loss)                                                       (283)                  (34)

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                                           75,726                    75
   Cost of investments sold                                                      95,260                    70
                                                                            ------------------------------------
Net realized capital gain (loss) from sales of investments                      (19,534)                    5

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the year                                                        (27,691)                 (567)
   End of the year                                                               13,040                 7,689
                                                                            ------------------------------------
Net change in unrealized appreciation/depreciation of
   investments                                                                   40,731                 8,256
                                                                            ------------------------------------
Net realized and unrealized capital gain (loss) from
    investments                                                                  21,197                 8,261
                                                                            ------------------------------------
Increase (decrease) from operations                                            $ 20,914              $  8,227
                                                                            ====================================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.

See accompanying notes.

                                  Stein Roe
                               Special Venture            Warburg               Warburg            T. Rowe
         Strong Schafer         Fund Variable              Pincus               Pincus              Price
          Value Fund II             Series             International        Small Company       International
         Subaccount (1)           Subaccount         Equity Subaccount    Growth Subaccount    Stock Subaccount
----------------------------------------------------------------------------------------------------------------

            $    41               $     -                 $  115                $ 1,748               $   619

                  2                    32                     67                    102                   368
----------------------------------------------------------------------------------------------------------------
                 39                   (32)                    48                  1,646                   251





                  2                    32                  4,615                  1,446                24,870
                  2                    39                  4,913                  1,284                22,642
----------------------------------------------------------------------------------------------------------------
                  -                    (7)                  (298)                   162                 2,228



                  -                  (908)                  (860)                    45                 1,931
                  5                 2,420                  3,715                 19,466                27,714
----------------------------------------------------------------------------------------------------------------

                  5                 3,328                  4,575                 19,421                25,783
----------------------------------------------------------------------------------------------------------------

                  5                 3,321                  4,277                 19,583                28,011
----------------------------------------------------------------------------------------------------------------
            $    44               $ 3,289                $ 4,325                $21,229               $28,262
================================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)


                                                                                Dreyfus            Endeavor
                                                                               SmallCap            Enhanced
                                                                                 Value               Index
                                                                              Subaccount          Subaccount
                                                                         ---------------------------------------
Net investment income (loss) Income:
   Dividends                                                                   $ 2,326             $ 1,335
Expenses:
   Administrative, mortality and expense risk charge                               167                 364
                                                                         ---------------------------------------
Net investment income (loss)                                                     2,159                 971

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                                          25,442              31,009
   Cost of investments sold                                                     20,872              25,707
                                                                         ---------------------------------------
Net realized capital gain (loss) from sales of investments                       4,570               5,302

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                         2,286               3,672
   End of the year                                                               2,558              10,283
                                                                         ---------------------------------------
Net change in unrealized appreciation/depreciation of investments
                                                                                   272               6,611
                                                                         ---------------------------------------
Net realized and unrealized capital gain (loss) from investments
                                                                                 4,842              11,913
                                                                         ---------------------------------------
Increase (decrease) from operations                                            $ 7,001             $12,884
                                                                         =======================================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.

See accompanying notes.


                                                                                            WRL J. P.
      WRL Alger                                                     WRL LKCM               Morgan Real
     Aggressive           WRL Janus            WRL Janus         Strategic Total             Estate
       Growth               Global               Growth              Return                Securities
   Subaccount (2)        Subaccount (2)        Subaccount         Subaccount (2)         Subaccount (2)
----------------------------------------------------------------------------------------------------------

       $  126               $  462               $1,457               $   58                $   -

            3                    8                    9                    2                    2
----------------------------------------------------------------------------------------------------------
          123                  454                1,448                   56                   (2)





            3                    8                    9                    2                    2
            3                    6                    8                    2                    2
----------------------------------------------------------------------------------------------------------
            -                    2                    1                    -                    -



            -                    -                    -                    -                    -
          343                1,544                  123                   35                  (41)
----------------------------------------------------------------------------------------------------------

          343                1,544                  123                   35                  (41)
----------------------------------------------------------------------------------------------------------

          343                1,546                  124                   35                  (41)
----------------------------------------------------------------------------------------------------------
       $  466               $2,000               $1,572               $   91               $  (43)
==========================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1999 and 1998, except as noted

                                                               DFA Small Value                            DFA Large
                                                                  Subaccount                           Value Subaccount
                                                     -----------------------------------     -----------------------------------
                                                           1999                1998                1999               1998
                                                     -----------------------------------     -----------------------------------
Operations:
  Net investment income (loss)                          $   7,197           $   4,218           $  17,091           $   7,237
  Net realized capital gain (loss)                           (200)             (2,816)              5,330               2,801
  Net change in unrealized appreciation/
     depreciation of investments                           (1,488)            (11,534)            (16,392)             (2,821)
                                                     -----------------------------------     -----------------------------------
Increase (decrease) from operations                         5,509             (10,132)              6,029               7,217

Contract transactions:
  Net contract purchase payments                            6,950               2,125              21,981               5,001
  Transfer payments from (to) other
     subaccounts or general account                        (7,596)              5,377               1,255              (6,905)
  Contract terminations, withdrawals and other
     deductions                                           (19,458)            (34,785)            (32,430)            (60,604)
                                                     -----------------------------------     -----------------------------------
Increase (decrease) from contract transactions            (20,104)            (27,283)             (9,194)            (62,508)
                                                     -----------------------------------     -----------------------------------
Net increase (decrease) in contract owners'
  equity                                                  (14,595)            (37,415)             (3,165)            (55,291)

Contract owners' equity:
  Beginning of the period                                  55,643              93,058              95,936             151,227
                                                     -----------------------------------     -----------------------------------
  End of the period                                     $  41,048           $  55,643           $  92,771           $  95,936
                                                     ===================================     ===================================

(1)   Commencement of operations, May 19, 1998.
(2)   Commencement of operations, September 21, 1999.
(3)   Commencement of operations, September 1, 1999.

See accompanying notes.


      DFA International                DFA International                 DFA Short-Term                  DFA Global
      Value Subaccount                 Small Subaccount                 Fixed Subaccount              Bond Subaccount
------------------------------    ----------------------------    --------------------------    ----------------------------
    1999             1998             1999           1998             1999           1998          1999             1998
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ---------------
$  14,432        $   4,724        $   1,035      $   4,054        $     784      $   3,452      $  20,101        $   4,817
    6,369           (4,092)          (3,135)       (14,241)             748             72            310             (115)

     (416)           5,567           13,099          9,895             (284)         1,248         (7,621)          16,081
------------------------------    ----------------------------    --------------------------    ----------------------------
   20,385            6,199           10,999           (292)           1,248          4,772         12,790           20,783


   10,012            3,998            2,250          3,000                1              -         11,783            6,000

  103,368           (2,232)          (3,034)         8,710           13,037       (265,085)         8,514          265,458

  (32,430)         (53,510)         (25,944)       (43,245)         (19,458)       (33,465)           (25)               -
------------------------------    ----------------------------    --------------------------    ----------------------------
   80,950          (51,744)         (26,728)       (31,535)          (6,420)      (298,550)        20,272          271,458
------------------------------    ----------------------------    --------------------------    ----------------------------

  101,335          (45,545)         (15,729)       (31,827)          (5,172)      (293,778)        33,062          292,241


   83,942          129,487           57,732         89,559           28,229        322,007        370,045           77,804
------------------------------    ----------------------------    --------------------------    ----------------------------
$ 185,277        $  83,942        $  42,003      $  57,732        $  23,057      $  28,229      $ 403,107        $ 370,045
==============================    ============================    ==========================    ============================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                         Federated American
                                                          Leaders  Fund II                  Federated Utility
                                                             Subaccount                    Fund II Subaccount
                                                  --------------------------------  --------------------------------
                                                        1999             1998             1999             1998
                                                  --------------------------------  --------------------------------
Operations:
  Net investment income (loss)                       $  30,908        $   5,945        $   8,786        $   4,575
  Net realized capital gain (loss)                      21,712          (16,518)             495            8,513
  Net change in unrealized appreciation/
     depreciation of investments                       (35,886)          20,112           (8,461)            (330)
                                                  --------------------------------  --------------------------------
Increase (decrease) from operations                     16,734            9,539              820           12,758

Contract transactions:
  Net contract purchase payments                        57,550          218,619           11,236           54,813
  Transfer payments from (to) other
     subaccounts or general account                     30,866           26,651          (29,465)          37,162
  Contract terminations, withdrawals and other
     deductions                                        (46,111)         (28,471)         (60,613)         (27,593)
                                                  --------------------------------  --------------------------------
Increase (decrease) from contract transactions          42,305          216,799          (78,842)          64,382
                                                  --------------------------------  --------------------------------
Net increase (decrease) in contract owners'
  equity                                                59,039          226,338          (78,022)          77,140

Contract owners' equity:
  Beginning of the period                              303,374           77,036          155,195           78,055
                                                  --------------------------------  --------------------------------
  End of the period                                  $ 362,413        $ 303,374        $  77,173        $ 155,195
                                                  ================================  ================================

(1)   Commencement of operations, May 19, 1998.
(2)   Commencement of operations, September 21, 1999.
(3)   Commencement of operations, September 1, 1999.

See accompanying notes.

                                        Federated High               Federated Fund for
       Federated Prime                Income Bond Fund II             U. S. Government             Wanger U. S. Small
  Money Fund II Subaccount                Subaccount              Securities II Subaccount       Cap Advisor Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     1999            1998             1999           1998             1999         1998            1999         1998
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ------------
$    5,997       $    2,543        $  30,144      $  12,153        $  10,530    $    2,662       $  14,370   $    3,325
         -                -           (9,241)        (8,107)             457         6,941           7,440      (15,261)

         -                -          (13,658)        (2,499)         (15,691)        8,171          12,445        8,325
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ------------
     5,997            2,543            7,245          1,547           (4,704)       17,774          34,255       (3,611)


   376,119          211,103           33,708        221,045           24,616        87,352          24,388       74,083

   (81,062)        (104,814)         (54,277)        (1,228)         (20,051)      (11,965)        (18,304)      16,635

  (220,107)            (826)        (154,890)      (327,953)        (153,851)      (91,509)        (36,518)     (28,198)
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ------------
    74,950          105,463         (175,459)      (108,136)        (149,286)      (16,122)        (30,434)      62,520
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ------------

    80,947          108,006         (168,214)      (106,589)        (153,990)        1,652           3,821       58,909


   111,034            3,028          399,715        506,304          247,151       245,499         121,909       63,000
---------------- -------------    -------------- -------------    ------------- ------------    ------------ ------------
  $191,981         $111,034         $231,501       $399,715        $  93,161      $247,151        $125,730     $121,909
================ =============    ============== =============    ============= ============    ============ ============

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                     Wanger International Small              Montgomery Growth
                                                       Cap Advisor Subaccount                   Subaccount
                                                  --------------------------------  --------------------------------
                                                        1999             1998             1999             1998
                                                  --------------------------------  --------------------------------
Operations:
  Net investment income (loss)                       $   1,707        $    (277)       $     651        $     416
  Net realized capital gain (loss)                      47,296           (4,313)          16,922           (4,060)
  Net change in unrealized appreciation/
     depreciation of investments                        96,846            1,389           12,264            3,611
                                                  --------------------------------  --------------------------------
Increase (decrease) from operations                    145,849           (3,201)          29,837              (33)

Contract transactions:
  Net contract purchase payments                        19,892           98,197           54,941           73,389
  Transfer payments from (to) other
     subaccounts or general account                    (88,036)          67,312            9,627          (15,092)
  Contract terminations, withdrawals and other
     deductions                                        (35,145)         (28,154)         (10,833)          (7,155)
                                                  --------------------------------  --------------------------------
Increase (decrease) from contract transactions        (103,289)         137,355           53,735           51,142
                                                  --------------------------------  --------------------------------
Net increase (decrease) in contract owners'
  equity                                                42,560          134,154           83,572           51,109

Contract owners' equity:
  Beginning of the period                              155,972           21,818           88,880           37,771
                                                  --------------------------------  --------------------------------
  End of the period                                  $ 198,532        $ 155,972        $ 172,452        $  88,880
                                                  ================================  ================================

(1)   Commencement of operations, May 19, 1998.
(2)   Commencement of operations, September 21, 1999.
(3)   Commencement of operations, September 1, 1999.

See accompanying notes.

                                                                                                           Stein Roe Special
             Montgomery                                                                                       Venture Fund
          Emerging Markets                    Strong International Stock     Strong Schafer Value           Variable Series
             Subaccount                           Fund II Subaccount          Fund II Subaccount               Subaccount
----------------------------------      ----------------------------------   --------------------  ---------------------------------
      1999               1998                1999                1998              1999 (2)             1999                1998
----------------------------------      ----------------------------------   --------------------  ---------------------------------
   $   (283)           $   (282)           $    (34)           $    177            $     39           $    (32)           $  2,693
    (19,534)            (16,707)                  5              (6,090)                  -                 (7)             (8,501)

     40,731             (20,010)              8,256               4,136                   5              3,328               1,202
----------------------------------      ----------------------------------      --------------     ---------------------------------
     20,914             (36,999)              8,227              (1,777)                 44              3,289              (4,606)


     15,223              70,247              11,840               3,150               1,000              5,450               3,151

    (48,120)            (17,554)                 (1)            (28,676)                  -                 (1)            (28,106)

     (1,541)             (9,399)                  -                   -                   -                  -                   -
----------------------------------      ----------------------------------      --------------     ---------------------------------
    (34,438)             43,294              11,839             (25,526)              1,000              5,449             (24,955)
----------------------------------      ----------------------------------      --------------     ---------------------------------

    (13,524)              6,295              20,066             (27,303)              1,044              8,738             (29,561)


     61,106              54,811               2,723              30,026                   -              2,625              32,186
----------------------------------      ----------------------------------      --------------     ---------------------------------
   $ 47,582            $ 61,106            $ 22,789            $  2,723            $  1,044           $ 11,363            $  2,625
==================================      ==================================      ==============     =================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                                Warburg Pincus                        Warburg Pincus Small
                                                             International Equity                       Company Growth
                                                                  Subaccount                              Subaccount
                                                      ----------------------------------      ----------------------------------
                                                           1999                1998                1999                1998
                                                      ----------------------------------      ----------------------------------
Operations:
  Net investment income (loss)                           $     48            $    (29)           $  1,646            $    (53)
  Net realized capital gain (loss)                           (298)               (263)                162                 960
  Net change in unrealized appreciation/
     depreciation of investments                            4,575               1,703              19,421                 287
                                                      ----------------------------------      ----------------------------------
Increase (decrease) from operations                         4,325               1,411              21,229               1,194

Contract transactions:
  Net contract purchase payments                            4,300              12,805               5,931               2,670
  Transfer payments from (to) other
     subaccounts or general account                        (2,208)            (17,534)             34,051             (20,045)
  Contract terminations, withdrawals and other
     deductions                                            (2,342)                  -                (841)                  -
                                                      ----------------------------------      ----------------------------------
Increase (decrease) from contract transactions               (250)             (4,729)             39,141             (17,375)
                                                      ----------------------------------      ----------------------------------
Net increase (decrease) in contract owners'
  equity                                                    4,075              (3,318)             60,370             (16,181)

Contract owners' equity:
  Beginning of the period                                   9,109              12,427               1,587              17,768
                                                      ----------------------------------      ----------------------------------
  End of the period                                      $ 13,184            $  9,109            $ 61,957            $  1,587
                                                      ==================================      ==================================

(1)   Commencement of operations, May 19, 1998.
(2)   Commencement of operations, September 21, 1999.
(3)   Commencement of operations, September 1, 1999.

See accompanying notes.

                                                                                                                WRL Alger
            T. Rowe Price                                                                                       Aggressive
          International Stock                  Dreyfus SmallCap                   Endeavor Enhanced              Growth
              Subaccount                       Value Subaccount                    Index Subaccount             Subaccount
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------
        1999            1998 (1)            1999            1998 (1)            1999            1998 (1)          1999 (3)
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------
     $     251         $     159         $   2,159         $   2,029         $     971         $     (20)        $     123
         2,228              (629)            4,570            (3,345)            5,302             1,011                 -

        25,783             1,931               272             2,286             6,611             3,672               343
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------
        28,262             1,461             7,001               970            12,884             4,663               466


         3,512                 -               599                 -            35,579                 1             1,001

       114,184            34,333            40,838            30,568            88,534            35,888                 -

       (24,502)          (12,117)          (25,274)          (10,797)          (30,553)          (13,883)                -
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------
        93,194            22,216            16,163            19,771            93,560            22,005             1,001
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------

       121,456            23,677            23,164            20,741           106,444            26,669             1,467


        23,677                 -            20,741                 -            26,669                 -                 -
  ---------------------------------   ---------------------------------   ---------------------------------   ---------------
     $ 145,133         $  23,677         $  43,905         $  20,741         $ 133,113         $  26,669         $   1,467
  =================================   =================================   =================================   ===============

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                                                         WRL J. P.
                                                                                                    WRL LKCM            Morgan Real
                                                       WRL Janus             WRL Janus             Strategic              Estate
                                                         Global                Growth             Total Return          Securities
                                                       Subaccount            Subaccount            Subaccount           Subaccount
                                                     --------------        --------------        --------------       --------------
                                                        1999 (3)              1999 (3)              1999 (3)             1999 (3)
                                                     --------------        --------------        --------------       --------------
Operations:
  Net investment income (loss)                          $    454              $  1,448              $     56             $     (2)
  Net realized capital gain (loss)                             2                     1                     -                    -
  Net change in unrealized appreciation/
     depreciation of investments                           1,544                   123                    35                  (41)
                                                     --------------        --------------        --------------       --------------
Increase (decrease) from operations                        2,000                 1,572                    91                  (43)

Contract transactions:
  Net contract purchase payments                           6,234                 7,805                 1,000                  999
  Transfer payments from (to) other
     subaccounts or general account                        6,000                 6,000                     -                    -
  Contract terminations, withdrawals and
     other deductions                                        (88)                 (107)                    -                    -
                                                     --------------        --------------        --------------       --------------
Increase (decrease) from contract
  transactions                                            12,146                13,698                 1,000                  999
                                                     --------------        --------------        --------------       --------------
Net increase (decrease) in contract owners'
  equity                                                  14,146                15,270                 1,091                  956

Contract owners' equity:
  Beginning of the period                                      -                     -                     -                    -
                                                     --------------        --------------        --------------       --------------
  End of the period                                     $ 14,146              $ 15,270              $  1,091             $    956
                                                     ==============        ==============        ==============       ==============


(1)   Commencement of operations, May 19, 1998.
(2)   Commencement of operations, September 21, 1999.
(3)   Commencement of operations, September 1, 1999.

See accompanying notes.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999


1. Accounting Policies

Organization of the Account

AUSA Life Insurance Company, Inc. Separate Account C (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-six investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, Inc., five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisors Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., one of which is invested in the Stein Roe Special Venture Fund of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, three of which are invested in specified portfolios of the Endeavor Series Trust, and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in the portfolios of the DFA Investment Dimensions Group, Inc. and the Federated Prime Money Fund II portfolios of the Federated Insurance Series are also available to contract owners of the Dimensional Variable Annuity, also offered by AUSA. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining eighteen subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, and Marquee Variable Annuity, also issued by AUSA.

For the period March 1997 through April 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were not available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments to, or transfers into, these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were again made available for investment to all contract owners of the Advisor's Edge Variable Annuity.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




1. Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Advisor's Edge Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:


                                                                 Net Asset
                                                   Number of     Value Per     Market
                                                  Shares Held      Share        Value           Cost
                                               ----------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                       3,793.818    $   10.82     $ 41,049        $ 45,268
   DFA Large Value Portfolio                       7,108.563        13.05       92,767         101,914
   DFA International Value Portfolio              15,063.252        12.30      185,278         185,619
   DFA International Small Portfolio               5,153.884         8.15       42,004          43,933
   DFA Short-Term Fixed Portfolio                  2,307.976         9.99       23,057          23,429
   DFA Global Bond Portfolio                      39,793.111        10.13      403,104         398,716

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

A summary of the mutual fund investments at December 31, 1999 follows:


                                                                        Net Asset
                                                         Number of      Value Per     Market
                                                        Shares Held       Share        Value            Cost
                                                     ------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II                    17,407.053    $    20.82     $362,415        $376,263
   Federated Utility Fund II                              5,377.585         14.35       77,168          76,837
   Federated Prime Money Fund II                        191,974.880          1.00      191,975         191,975
   Federated High Income Bond Fund II                    22,606.844         10.24      231,494         238,069
   Federated Fund for U. S. Government
     Securities II                                        8,821.621         10.56       93,156          94,907
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                         5,053.793         24.88      125,738         104,987
   Wanger International Small Cap Advisor                 4,546.239         43.67      198,534         101,801
The Montgomery Funds III:
   Montgomery Growth Portfolio                            9,377.661         18.39      172,455         159,646
   Montgomery Emerging Markets Portfolio                  4,381.602         10.86       47,584          34,544
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                     1,392.142         16.37       22,789          15,100
   Strong Schafer Value Fund II                             114.497          9.12        1,044           1,039
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable
     Series                                                 563.416         20.17       11,364           8,944
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                              789.608         16.70       13,186           9,471
   Warburg Pincus Small Company Growth
     Portfolio                                            2,364.643         26.20       61,954          42,488
Endeavor Series Trust:
   T. Rowe Price International Stock                      6,951.190         20.88      145,141         117,427
     Portfolio
   Dreyfus SmallCap Value Portfolio                       2,659.415         16.51       43,907          41,349
   Endeavor Enhanced Index Portfolio                      7,330.133         18.16      133,115         122,832
WRL Series Fund, Inc.:
   WRL Alger Aggressive Growth Portfolio                     44.087         33.275       1,467           1,124
   WRL Janus Global Portfolio                               377.624         37.461      14,146          12,602
   WRL Janus Growth Portfolio                               195.776         77.996      15,270          15,147
   WRL LKCM Strategic Total Return Portfolio                 64.762         16.847       1,091           1,056
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                              118.690          8.056         956             997

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                                  Year ended December 31
                                                           1999                            1998
                                             ------------------------------- -------------------------------
                                                Purchases          Sales        Purchases          Sales
                                             ------------------------------- -------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                     $ 25,239        $ 38,146        $ 14,884        $ 37,948
   DFA Large Value Portfolio                       45,129          37,237          18,004          73,274
   DFA International Value Portfolio              152,474          57,091          14,269          61,289
   DFA International Small Portfolio               11,593          37,285          19,151          46,644
   DFA Short-Term Fixed Portfolio                  28,538          34,174          10,909         306,007
   DFA Global Bond Portfolio                       45,878           5,507         281,202           4,928
The Federated Insurance Series:
   Federated American Leaders Fund II             353,039         279,825         430,873         208,128
   Federated Utility Fund II                       56,167         126,228         128,589          59,632
   Federated Prime Money Fund II                  686,047         605,135         353,028         244,994
   Federated High Income Bond Fund II             117,276         262,599         264,480         360,462
   Federated Fund for U. S. Government
     Securities II                                 61,995         200,756          95,884         109,344
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 153,310         169,367         157,080          91,234
   Wanger International Small Cap Advisor          88,985         190,566         165,753          28,674
The Montgomery Funds III:
   Montgomery Growth Portfolio                    191,313         136,925          92,278          40,719
   Montgomery Emerging Markets Portfolio           41,007          75,726          84,022          41,010
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              11,881              75           3,335          28,685
   Strong Schafer Value Fund II                     1,041               2               -               -
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund,
     Variable Series                                5,450              32           5,746          28,008

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)

2. Investments (continued)

                                                                 Year ended December 31
                                                          1999                            1998
                                            ------------------------------- -------------------------------
                                               Purchases          Sales        Purchases          Sales
                                            ------------------------------- -------------------------------
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                  $  4,415        $  4,615        $ 13,245        $ 18,003
   Warburg Pincus Small Company Growth
     Portfolio                                    42,230           1,446           2,815          20,243
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                   118,322          24,870          34,478          12,102
   Dreyfus SmallCap Value Portfolio               43,766          25,442          32,582          10,782
   Endeavor Enhanced Index Portfolio             125,542          31,009          35,854          13,868
WRL Series Fund, Inc.:
   WRL Alger Aggressive Growth Portfolio           1,127               3               -               -
   WRL Janus Global Portfolio                     12,608               8               -               -
   WRL Janus Growth Portfolio                     15,155               9               -               -
   WRL LKCM Strategic Total Return
     Portfolio                                     1,058               2               -               -
   WRL J. P. Morgan Real Estate
     Securities Portfolio                            999               2               -               -

3. Contract Owner's Equity

Contract owners' equity for certain of the Subaccounts includes amounts which represent the current market value of AUSA's capital contribution to the Subaccounts. A summary of these amounts follows:

                                                                   Market
                              Subaccount                            Value
    ----------------------------------------------------------------------------

    Strong Schafer Value Fund II                                   $1,044
    WRL Alger Aggressive Growth                                     1,467
    WRL Janus Global                                                1,486
    WRL Janus Growth                                                1,366
    WRL LKCM Strategic Total Return                                 1,091
    WRL J. P. Morgan Real Estate Securities                           956

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owner's Equity (continued)

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:


                                                               Accumulation  Accumulation  Total Contract
                    Subaccount                                 Units Owned    Unit Value       Value
------------------------------------------------------------------------------------------------------------
DFA Small Value                                                  3,205.334    $12.806099     $ 41,048
DFA Large Value                                                  6,616.089     14.021966       92,771
DFA International Value                                         13,773.291     13.451899      185,277
DFA International Small                                          4,455.577      9.427010       42,003
DFA Short-Term Fixed                                             2,036.813     11.320157       23,057
DFA Global Bond                                                 34,082.045     11.827554      403,107
Federated American Leaders Fund II                              23,782.113     15.238874      362,413
Federated Utility Fund II                                        5,407.721     14.270905       77,173
Federated Prime Money Fund II                                   17,049.011     11.260547      191,981
Federated High Income Bond Fund II                              20,008.060     11.570388      231,501
Federated Fund for U. S. Government Securities II                8,202.978     11.357026       93,161
Wanger U. S. Small Cap Advisor                                   6,994.979     17.974303      125,730
Wanger International Small Cap Advisor                           7,979.789     24.879356      198,532
Montgomery Growth                                               11,342.188     15.204512      172,452
Montgomery Emerging Markets                                      5,304.135      8.970828       47,582
Strong International Stock Fund II                               1,544.789     14.751926       22,789
Strong Schafer Value Fund II                                       105.881      9.862967        1,044
Stein Roe Special Venture Fund,
  Variable Series                                                  812.338     13.988443       11,363
Warburg Pincus International Equity                                860.647     15.319078       13,184
Warburg Pincus Small Company Growth                              2,898.566     21.375064       61,957
T. Rowe Price International Stock                               10,469.751     13.862122      145,133
Dreyfus SmallCap Value                                           3,784.916     11.599986       43,905
Endeavor Enhanced Index                                          8,684.292     15.328057      133,113
WRL Alger Aggressive Growth                                         98.053     14.960783        1,467
WRL Janus Global                                                   905.609     15.620310       14,146
WRL Janus Growth                                                 1,117.653     13.662117       15,270
WRL LKCM Strategic Total Return                                    103.016     10.591918        1,091
WRL J. P. Morgan Real Estate Securities                            106.288      8.998235          956

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


3. Contract Owner's Equity (continued)

A summary of changes in contract owners' account units follows:


                                               DFA               DFA             DFA           DFA              DFA
                                               Small            Large       International  International     Short-Term
                                               Value            Value           Value         Small            Fixed
                                            Sub-account      Sub-account     Subaccount     Subaccount       Subaccount
                                          -------------------------------------------------------------------------------
Units outstanding at January 1, 1998
                                                7,359          12,353          12,955          11,690          30,884
Units purchased                                   338             396             800           1,685             474
Units redeemed and transferred                 (2,955)         (5,627)         (6,190)         (6,163)        (28,774)
                                          -------------------------------------------------------------------------------
Units outstanding at December 31, 1998
                                                4,742           7,122           7,565           7,212           2,584
Units purchased                                   608           1,643             810             269               -
Units redeemed and transferred                 (2,145)         (2,149)          5,398          (3,025)           (547)
                                          -------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                                3,205           6,616          13,773           4,456           2,037
                                          ===============================================================================

                                                              Federated                                      Federated
                                                              American         Federated     Federated      High Income
                                             DFA Global        Leaders          Utility     Prime Money         Bond
                                                Bond           Fund II          Fund II        Fund II         Fund II
                                             Subaccount      Subaccount       Subaccount     Subaccount      Subaccount
                                          -------------------------------------------------------------------------------
Units outstanding at January 1, 1998
                                                7,312           6,261           6,256             291          45,383
Units purchased                                25,303          22,428           4,043          19,893          20,364
Units redeemed and transferred                   (276)         (7,590)            689          (9,932)        (30,632)
                                          -------------------------------------------------------------------------------
Units outstanding at December 31, 1998
                                               32,339          21,099          10,988          10,252          35,115
Units purchased                                 1,007           3,784             781          43,804           2,876
Units redeemed and transferred                    736          (1,101)         (6,361)        (37,007)        (17,983)
                                          -------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                               34,082          23,782           5,408          17,049          20,008
                                          ===============================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owner's Equity (continued)

                                             Federated Fund                         Wanger
                                               for U. S.           Wanger        International                         Montgomery
                                               Government       U. S. Small        Small Cap         Montgomery         Emerging
                                             Securities II      Cap Advisor         Advisor            Growth           Markets
                                               Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                           -----------------------------------------------------------------------------------------

Units outstanding at January 1, 1998             22,834             4,703             2,280             3,049             6,210
Units purchased                                   7,913             7,593            12,018             7,272            11,582
Units redeemed and transferred                   (9,255)           (3,868)             (195)           (3,306)           (6,638)
                                           -----------------------------------------------------------------------------------------

Units outstanding at December 31, 1998           21,492             8,428            14,103             7,015            11,154
Units purchased                                   2,148             1,724             1,680             3,983             2,537
Units redeemed and transferred                  (15,437)           (3,157)           (7,803)              344            (8,387)
                                           -----------------------------------------------------------------------------------------

Units outstanding at December 31, 1999            8,203             6,995             7,980            11,342             5,304
                                           =========================================================================================


                                                                                  Stein Roe
                                                 Strong                            Special                              Warburg
                                              International         Strong       Venture Fund     Warburg Pincus     Pincus Small
                                                  Stock         Schafer Value       Variable       International        Company
                                                 Fund II            Fund II          Series            Equity            Growth
                                               Subaccount         Subaccount       Subaccount        Subaccount        Subaccount
                                           -----------------------------------------------------------------------------------------

Units outstanding at January 1, 1998              3,581                 -             2,782             1,294             1,348
Units purchased                                     343                 -               276             1,208               211
Units redeemed and transferred                   (3,581)                -            (2,782)           (1,596)           (1,434)
                                           -----------------------------------------------------------------------------------------

Units outstanding at December 31, 1998              343                 -               276               906               125
Units purchased                                   1,203               107               537               382               412
Units redeemed and transferred                       (1)               (1)               (1)             (427)            2,362
                                           -----------------------------------------------------------------------------------------

Units outstanding at December 31, 1999            1,545               106               812               861             2,899
                                           =========================================================================================


                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




3. Contract Owner's Equity (continued)


                                              T. Rowe Price      Dreyfus         Endeavor           WRL Alger
                                              International     SmallCap         Enhanced          Aggressive        WRL Janus
                                                  Stock           Value            Index             Growth            Global
                                                Subaccount      Subaccount       Subaccount        Subaccount        Subaccount
                                            -------------------------------------------------------------------------------------
Units outstanding at January 1, 1998                  -                -                -                -                 -
Units purchased                                   1,729            1,770            1,573                -                 -
Units redeemed and transferred                      517              529              470                -                 -
                                            -------------------------------------------------------------------------------------
Units outstanding at December 31, 1998            2,246            2,299            2,043                -                 -
Units purchased                                     288               56            2,540               99               524
Units redeemed and transferred                    7,936            1,430            4,101               (1)              382
                                            -------------------------------------------------------------------------------------
Units outstanding at December 31, 1999           10,470            3,785            8,684               98               906
                                            =====================================================================================

                                                                                WRL J. P.
                                                                WRL LKCM       Morgan Real
                                               WRL Janus     Strategic Total      Estate
                                                 Growth          Return         Securities
                                               Subaccount      Subaccount       Subaccount
                                            -------------------------------------------------
Units outstanding at January 1, 1998                 -               -                -
Units purchased                                      -               -                -
Units redeemed and transferred                       -               -                -
                                            -------------------------------------------------
Units outstanding at December 31, 1998               -               -                -
Units purchased                                    689             104              107
Units redeemed and transferred                     429              (1)              (1)
                                            -------------------------------------------------
Units outstanding at December 31, 1999           1,118             103              106
                                            =================================================

4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is .50%.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




4. Administrative, Mortality and Expense Risk Charges (continued)

An administrative charge of .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA. AUSA also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                             Financial Statements - Statutory Basis

                               AUSA Life Insurance Company, Inc.

                          Years ended December 31, 1999, 1998 and 1997
                              with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years ended December 31, 1999, 1998 and 1997



                                    Contents

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flow - Statutory Basis.......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc., an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)



                                                                    December 31
                                                                1999            1998
                                                         --------------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,864,509     $ 4,151,780
 Stocks:
  Preferred                                                         6,789           2,582
  Common, at market (cost: $14 in 1999 and 1998)                        2               2
 Mortgage loans on real estate                                    449,603         413,107
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999 and
  $2,474 in 1998)                                                  16,865          33,986
 Policy loans                                                       3,276           3,181
 Cash and short-term investments                                   81,390          61,065
 Other invested assets                                             62,759          30,795
 Short-term notes receivable from affiliates                      136,300          10,400
                                                         --------------------------------
Total cash and invested assets                                  4,621,493       4,706,898

Receivable from affiliates                                         17,851          14,731
Premiums deferred and uncollected                                   6,572           6,408
Accrued investment income                                          58,103          64,859
Federal income taxes recoverable                                        -             527
Other assets                                                       14,901          12,567
Separate account assets                                         6,881,195       6,517,152



                                                         --------------------------------
Total admitted assets                                         $11,600,115     $11,323,142
                                                         ================================

                                                                     December 31
                                                                1999            1998
                                                         --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   138,147     $   109,132
  Annuity                                                         796,401         868,294
  Accident and health                                              16,432          16,416
 Policy and contract claim reserves:
  Life                                                              5,004           4,927
  Accident and health                                               8,190          10,302
 Other policyholders' funds                                     3,145,632       3,267,417
 Remittances and items not allocated                               44,643          58,724
 Asset valuation reserve                                           82,997          84,077
 Interest maintenance reserve                                      27,244          37,253
 Deferred interest on assets purchased                                733           5,230
 Payable under assumption reinsurance agreement                    39,118          52,837
 Other liabilities                                                 23,566           7,422
 Federal income taxes payable                                       4,507               -
 Separate account liabilities                                   6,874,006       6,497,865
                                                         --------------------------------
Total liabilities                                              11,206,620      11,019,896

Commitments and contingencies (Note 10)

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500
 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,017           1,827
 Unassigned surplus (deficit)                                      69,798         (20,261)
                                                         --------------------------------
Total capital and surplus                                         393,495         303,246
                                                         --------------------------------
Total liabilities and capital and surplus                     $11,600,115     $11,323,142
                                                         ================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)


                                                                 Year ended December 31
                                                        1999              1998              1997
                                                  -----------------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   48,276        $   22,664        $   71,899
  Annuity                                               1,475,991         1,132,120         1,199,470
  Accident and health                                      29,748            32,869            39,999
 Net investment income                                    325,049           345,660           341,540
 Amortization of interest maintenance reserve               4,078             6,116             3,392
 Commissions and expense allowances on
  reinsurance ceded                                           424               302               374
 Separate account fee income                               51,872            43,525                 -
 Other income                                               5,531                 -            17,240
                                                -----------------------------------------------------
                                                        1,940,969         1,583,256         1,673,914
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,871            32,464            39,045
  Surrender benefits                                    1,937,450         1,117,653         1,175,051
  Other benefits                                           21,747            20,886            14,316
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    29,016             5,762            52,500
   Annuity                                                (71,893)          (42,781)           65,982
   Accident and health                                         16              (131)           (1,357)
   Other                                                      778               (67)              580
  Increase (decrease) in liability for premium
   and other deposit type funds                          (122,644)           85,461            92,280
                                                -----------------------------------------------------
                                                        1,827,341         1,219,247         1,438,397
 Insurance expenses:
  Commissions                                              50,265            69,009            79,099
  General insurance expenses                               58,034            95,169            92,613
  Taxes, licenses and fees                                  1,836             1,466             3,717
  Net transfers to (from) separate accounts               (79,470)          174,435            42,490
  Other                                                       (16)              978               181
                                                -----------------------------------------------------
                                                           30,649           341,057           218,100
                                                -----------------------------------------------------
                                                        1,857,990         1,560,304         1,656,497
                                                -----------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                               82,979            22,952            17,417
Federal income tax expense                                  7,976             4,021             5,247
                                                -----------------------------------------------------
Gain from operations before net realized
 capital gains on investments                              75,003            18,931            12,170
Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)              11,471             3,770               831
                                                -----------------------------------------------------
Net income                                             $   86,474        $   22,701        $   13,001
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                      Special      Unassigned             Total
                                             Common     Paid-in       Surplus        Surplus             Capital
                                             Stock      Surplus        Funds        (Deficit)           and Surplus
                                           ---------------------------------------------------------------------------
Balance at January 1, 1997                     $2,500      $319,180       $1,473      $ (4,246)         $318,907
 Net income                                         -             -          134        12,867            13,001
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,710)           (2,710)
 Change in non-admitted assets                      -             -            -        (8,483)           (8,483)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            29                29
 Change in asset valuation reserve                  -             -            -       (20,446)          (20,446)
 Net change in separate account surplus             -             -            -           (49)              (49)
 Prior year federal income tax adjustment           -             -            -            59                59
                                           ---------------------------------------------------------------------------
Balance at December 31, 1997                    2,500       319,180        1,607       (22,979)          300,308
 Net income                                         -             -          220        22,481            22,701
 Change in net unrealized capital gains
  (losses)                                          -             -            -         4,439             4,439
 Change in non-admitted assets                      -             -            -          (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            18                18
 Change in asset valuation reserve                  -             -            -       (16,753)          (16,753)
 Net change in separate account surplus             -             -            -           824               824
 Dividend to stockholder                            -             -            -        (8,000)           (8,000)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1998                    2,500       319,180        1,827       (20,261)          303,246
 Net income                                         -             -          190        86,284            86,474
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,666)           (2,666)
 Change in non-admitted assets                      -             -            -         8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -          (394)             (394)
 Change in asset valuation reserve                  -             -            -         1,080             1,080
 Net change in separate account surplus             -             -            -        (3,202)           (3,202)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1999                   $2,500      $319,180       $2,017      $ 69,798          $393,495
                                           ===========================================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                    Statement of Cash Flow - Statutory Basis
                            (Dollars in thousands)

                                                                               Year ended December 31
                                                                     1999               1998               1997
                                                             --------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,569,443        $ 1,191,035        $ 1,340,757
Net investment income                                                   343,327            353,054            340,150
Life and accident and health claims                                     (34,919)           (33,979)           (40,151)
Surrender benefits and other fund withdrawals                        (1,937,450)        (1,117,653)        (1,175,051)
Other benefits to policyholders                                         (21,733)           (20,876)           (14,290)
Commissions, other expenses and other taxes                            (125,507)          (169,784)          (184,457)
Net transfers (to) from separate account                                131,083           (130,976)           (43,309)
Federal income taxes paid                                                (2,942)            (5,558)            (4,704)
Other, net                                                              (26,319)            (3,806)            (3,744)
                                                             --------------------------------------------------------
Net cash provided by (used in) operating activities                    (105,017)            61,457            215,201

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,843,152          1,381,784            968,184
 Common stocks                                                           55,050                164                  -
 Mortgage loans on real estate                                          144,620            138,723            179,810
 Real estate                                                             46,449             22,067             25,104
 Policy loans                                                                 -                  -                 16
 Other                                                                    3,847                (21)                 -
                                                             --------------------------------------------------------
                                                                      2,093,118          1,542,717          1,173,114
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,588,268)        (1,554,838)        (1,260,122)
 Common stocks                                                          (55,050)                 -               (103)
 Mortgage loans on real estate                                         (178,473)           (51,862)           (60,722)
 Real estate                                                            (27,721)              (561)                 -
 Policy loans                                                               (95)              (135)              (146)
 Other                                                                    7,731              5,756            (17,805)
                                                             --------------------------------------------------------
                                                                     (1,841,876)        (1,601,640)        (1,338,898)
                                                             --------------------------------------------------------
Net cash provided by (used in) investing activities                     251,242            (58,923)          (165,784)

Financing activities
Issuance of intercompany notes, net                                    (125,900)            (1,600)            (9,400)
Dividends to stockholders                                                     -             (8,000)                 -
                                                             --------------------------------------------------------
Net cash used in financing activities                                  (125,900)            (9,600)            (9,400)
                                                             --------------------------------------------------------
Increase (decrease) in cash and short-term investments                   20,325             (7,066)            40,017

Cash and short-term investments at beginning of year                     61,065             68,131             28,114
                                                             --------------------------------------------------------
Cash and short-term investments at end of year                      $    81,390        $    61,065        $    68,131
                                                             ========================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1997 in conformity with the practices of the National Association of Insurance Commissioners (NAIC) and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is in the process of becoming licensed in New Jersey. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (l) pension expense is recorded as amounts are paid; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (n) adjustments to federal income taxes of prior years are charged or

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (o) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $261, $216 and $473, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.

Reclassifications

Certain reclassifications have been made to the 1999 financial statements to conform to the 1998 and 1997 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                         December 31
                                                         1999                                   1998
                                         ----------------------------------     ----------------------------------
                                             Carrying                               Carrying
                                              Amount         Fair Value              Amount         Fair Value
                                         ----------------------------------     ----------------------------------
 Admitted assets
 Cash and short-term investments             $   81,390       $   81,390            $   61,065       $   61,065
 Bonds                                        3,864,509        3,767,465             4,151,780        4,246,901
 Preferred stock                                  6,789            6,579                 2,582            2,529
 Common stock                                         2                2                     2                2
 Mortgage loans on real estate                  449,603          439,799               413,107          429,716
 Interest rate swap                                   -             (174)                    -                -
 Policy loans                                     3,276            3,276                 3,181            3,181
 Short-term notes receivable from
  affiliates                                    136,000          136,300                10,400           10,400
 Separate account assets                      6,881,195        6,866,675             6,517,152        6,527,180

 Liabilities
 Investment contract liabilities              3,940,657        3,841,080             4,134,507        4,057,004
 Separate account annuities                   6,798,987        6,753,227             6,408,436        6,387,445

3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross
                                                  Carrying       Unrealized      Unrealized    Estimated Fair
                                                   Amount          Gains           Losses          Value
                                             ----------------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439       $    85        $  2,589        $   56,935
  State, municipal and other government                74,897           454           1,410            73,941
  Public utilities                                    281,024           693           9,538           272,179
  Industrial and miscellaneous                      2,190,297        10,886          69,634         2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852         4,816          30,807         1,232,861
                                             ----------------------------------------------------------------
                                                    3,864,509        16,934         113,978         3,767,465
 Preferred stocks                                       6,789             8             218             6,579
                                             ----------------------------------------------------------------
                                                   $3,871,298       $16,942        $114,196        $3,774,044
                                             ================================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                     Gross           Gross
                                                    Carrying       Unrealized      Unrealized    Estimated Fair
                                                     Amount          Gains           Losses          Value
                                             ------------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $   99,834        $  1,776         $   285      $  101,325
  State, municipal and other government                38,387           1,427           1,625          38,189
  Public utilities                                    355,719          10,239             825         365,133
  Industrial and miscellaneous                      2,398,132          88,051          25,538       2,460,645
  Mortgage-backed and asset-backed securities       1,259,708          27,387           5,486       1,281,609
                                             ----------------------------------------------------------------
                                                    4,151,780         128,880          33,759       4,246,901
 Preferred stocks                                       2,582               -              53           2,529
                                             ----------------------------------------------------------------
                                                   $4,154,362        $128,880         $33,812      $4,249,430
                                             ================================================================

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                        --------------------------------
 Due in one year or less                                      $  182,460      $  182,521
 Due after one year through five years                         1,643,466       1,601,064
 Due after five years through ten years                          592,008         574,987
 Due after ten years                                             187,723         176,032
                                                        --------------------------------
                                                               2,605,657       2,534,604
 Mortgage-backed and asset-backed securities                   1,258,852       1,232,861
                                                        --------------------------------
                                                              $3,864,509      $3,767,465
                                                        ================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Interest on bonds and notes                       $290,534         $290,967         $285,730
 Mortgage loans                                      34,863           46,027           57,659
 Real estate                                          7,176           12,741           13,976
 Dividends on equity investments                          -              254              223
 Interest on policy loans                                49              317              168
 Derivative instruments                              (2,600)          (3,265)             100
 Other investment income                              9,139            9,568            1,543
                                           --------------------------------------------------
 Gross investment income                            339,161          356,609          359,399

 Less investment expenses                            14,112           10,949           17,859
                                           --------------------------------------------------
 Net investment income                             $325,049         $345,660         $341,540
                                           ==================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Proceeds                                        $1,843,152       $1,381,784         $968,184
                                           ==================================================

 Gross realized gains                            $   11,207       $   19,871         $ 19,165
 Gross realized losses                              (22,545)          (5,974)         (11,997)
                                           --------------------------------------------------
 Net realized gains (losses)                     $  (11,338)      $   13,897         $  7,168
                                           ==================================================

At December 31, 1999, investments with an aggregate carrying amount of $2,853 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) for investments are summarized below:

                                                                 Realized
                                          ----------------------------------------------------
                                                          Year ended December 31
                                                 1999              1998              1997
                                          ----------------------------------------------------
 Debt securities                                  $(11,338)         $ 13,897          $  7,168
 Common stock                                            -                60                 -
 Preferred stock                                         -               170                (7)
 Short-term investments                                373               (41)               (6)
 Mortgage loans on real estate                       1,161               325               287
 Real estate                                         2,463             3,967             4,059
 Other invested assets                               9,407             2,859             5,035
                                          ----------------------------------------------------
                                                     2,066            21,237            16,536

 Federal income tax effect                           3,474                20              (747)
 Transfer (to) from interest maintenance
  reserve                                            5,931           (17,487)          (14,958)
                                          ----------------------------------------------------
 Total realized gains                             $ 11,471          $  3,770          $    831
                                          ====================================================

During 1999, the Company issued mortgage loans with interest rates ranging from 6.77% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 95%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1999, 1998 and 1997, there were $17,959, $2,796 and $4,427, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $36,273 and $34,083, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                 1999       1998                                   1999       1998
                             ---------------------                             ---------------------
South Atlantic                       26%        22%      Office                        37%        37%
E. North Central                     15         20       Retail                        23         24
Mountain                             14         20       Industrial                    20         29
Mid-Atlantic                         13          9       Apartment                      6          4
W. South Central                     12          9       Agricultural                   8          2
Pacific                              10          8       Other                          6          4
New England                           4          7
W. North Central                      4          3
E. South Central                      2          2

At December 31, 1999, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                    Notional Amount
                                                             ----------------------------
                                                                   1999          1998
                                                             ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $103,700       $74,588
   Receive floating- pay fixed                                       10,000             -

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  1999             1998             1997
                                           --------------------------------------------------
    Direct premiums                              $1,548,392       $1,183,777       $1,309,731
    Reinsurance assumed                               8,301            6,415            6,905
    Reinsurance ceded                                (2,678)          (2,539)          (5,268)
                                           --------------------------------------------------
    Net premiums earned                          $1,554,015       $1,187,653       $1,311,368
                                           ==================================================

The Company received reinsurance recoveries in the amounts of $2,983, $2,493 and $1,992 during 1999, 1998 and 1997, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $118,070 and $143,819, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1999 and 1998, the Company owed MONY $39,118 and $52,837, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of net operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company expects to utilize a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           December 31
                                                              1999                                1998
                                              ---------------------------------     -----------------------------
                                                                    Percent of                         Percent of
                                                     Amount           Total               Amount          Total
                                              ---------------------------------     -----------------------------
 Subject to discretionary withdrawal with
  market value adjustment                            $   924,075              8%          $   912,692           9%
 Subject to discretionary withdrawal at book
  value less surrender charge                            998,443              9             1,013,495          10
 Subject to discretionary withdrawal at
  market value                                         4,418,345             41             3,678,649          34
 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)         2,395,732             22             2,666,670          25
 Not subject to discretionary withdrawal               2,121,526             20             2,416,602          22
                                                   ----------------------------         -------------------------
                                                      10,858,121            100%           10,688,108         100%
                                                                    ===========                          ========
 Less reinsurance ceded                                  117,178                              143,475
                                                   -------------                        -------------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,740,943                          $10,544,633
                                                   =============                        =============

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1999, 1998 and 1997 is as follows:

                                           Guaranteed      Non-guaranteed
                                            Separate          Separate
                                             Account          Account             Total
                                          ----------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                       ----------------------------------------------------
 Total                                        $2,488,655          $4,310,332     $6,798,987
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                       ----------------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                           $  147,638          $  648,056     $  795,694
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,204,931          $2,767,245     $4,972,176
  Amortized cost                                 622,703                   -        622,703
                                       ----------------------------------------------------
 Total                                        $2,827,634          $2,767,245     $5,594,879
                                       ====================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                             Guaranteed      Non-guaranteed
                                              Separate          Separate
                                              Account           Account            Total
                                         ----------------------------------------------------
December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351          $        -      $  335,351
 Subject to discretionary withdrawal at
  book value less surrender charge                227,331                   -         227,331
 Subject to discretionary withdrawal at
  market value                                    108,013           4,310,332       4,418,345
 Not subject to discretionary withdrawal        1,817,960                   -       1,817,960
                                         ----------------------------------------------------
                                               $2,488,655          $4,310,332      $6,798,987
                                         ====================================================
 December 31, 1998
 Subject to discretionary withdrawal
  with market value adjustment                 $  345,379          $        -      $  345,379
 Subject to discretionary withdrawal at
  book value less surrender charge                250,359                   -         250,359
 Subject to discretionary withdrawal at
  market value                                    216,935           3,461,715       3,678,650
 Not subject to discretionary withdrawal        2,134,048                   -       2,134,048
                                         ----------------------------------------------------
                                               $2,946,721          $3,461,715      $6,408,436
                                         ====================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                 1999              1998                1997
                                                         --------------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $ 1,207,636          $ 851,826           $ 795,663
  Transfers from separate accounts                              (1,290,346)          (679,796)           (767,049)
                                                         --------------------------------------------------------
 Net transfers to (from) separate accounts                         (82,710)           172,030              28,614

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                               3,240              1,317              13,756
  Fees paid to external fund manager                                     -                  -                 120
  Assumption of liabilities via merger of FPLH                           -              1,088                   -
                                                         --------------------------------------------------------
 Net adjustments                                                     3,240              2,405              13,876
                                                         --------------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   (79,470)         $ 174,435           $  42,490
                                                         ========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         Gross       Loading        Net
                                                    --------------------------------------
December 31, 1999
Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                    --------------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                    --------------------------------------
 Total accident and health                                   444              -        444
                                                    --------------------------------------
                                                          $8,355         $1,783     $6,572
                                                    ======================================
 December 31, 1998
 Life and annuity:
  Ordinary direct first year business                     $  351         $  339     $   12
  Ordinary direct renewal business                         6,760          1,087      5,673
  Group life direct business                                 851            482        369
  Credit life                                                 37              -         37
  Reinsurance ceded                                           (6)             -         (6)
                                                    --------------------------------------
                                                           7,993          1,908      6,085
 Accident and health:
  Direct                                                     363              -        363
  Reinsurance ceded                                          (40)             -        (40)
                                                   ---------------------------------------
 Total accident and health                                   323              -        323
                                                    --------------------------------------
                                                          $8,316         $1,908     $6,408
                                                    ======================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $425,151 and $474,471, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,250 and $1,348 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.


8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 1999, 1998 and 1997 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $10, $9 and $12 of expense for the years ended December 31, 1999, 1998 and 1997, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 1999, 1998 and 1997.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $6,940, $5,650 and $7,330, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $485, $232 and $142, respectively, to affiliates.


10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $186,478 and $153,146 at December 31, 1999 and 1998, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



10. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $46, $126 and $586 for the years ended December 31, 1999, 1998 and 1997, respectively.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements.

     Part A.  None

     Part B. Financial Statements of Subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (formerly First Providian Life and Health Insurance Company Separate Account C) which are available for investment by Advisor's Edge Contract Owners as of December 31, 1999 and for each of the two years in the period ended December 31, 1999.

     Statutory-basis financial statements of AUSA Life Insurance Company, Inc. as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 with Report of Independent Auditors.

     Part C.  None

(b)  Exhibits.

     (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian ") authorizing establishment of the Separate Account./2/
     (2)  Not Applicable.
     (3)  Distribution Agreement.
          (a)  Form of Selling Agreement./2/
     (4)  (a)  Form of variable annuity contract./2/
     (5)  (a)  Form of Application./2/
     (6)  (a)  Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
          (b)  By-Laws of AUSA Life Insurance Company, Inc./4/
     (7)  Not Applicable.
     (8) (a) Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (c) Participation Agreement among Federated Insurance Series, Federated Advisers, Federated Securities Corp. and First Providian dated November 15, 1996./3/
          (d) Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (e) Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (f) Amendment dated February 10, 1997 to the Marketing Agreement between DFA Securities, Inc. and First Providian dated
               November 15, 1996./3/
          (g) Amendment dated March 4, 1997 to the Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities, Inc. and First Providian and Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (h) Amendment dated April 15, 1997 to the Participation Agreement among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc., and First Providian dated November 15, 1996./3/
          (i) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P. and First Providian dated November 15, 1996./3/
          (j) Participation Agreement among First Providian Life and Health Insurance Company, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. dated
               August 11, 1998./5/
     (9)  (a)  Opinion and Consent of Counsel./1/
          (b)  Consent of Counsel./1/
     (10) Consent of Independent Auditors./1/
     (11) No Financial Statements are omitted from Item 23.
     (12) Not Applicable.
     (13) Performance Computation./12/
     (14) Not Applicable.

-------------------------
/1/  Filed herewith.
/2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 16, 1996).
/3/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 29, 1997).
/4/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. - AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. Separate Account C, File No. 333-65149 (as filed October 1, 1998)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director........................................ Carl Thor Hanson
                                                 900 Birdseye Road
                                                 P.O. Box 112
                                                 Orient, NY 11957-0112

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President..................... Eric B. Goodman
                                                 400 West Market Street
                                                 Louisville, KY 40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of AUSA Life.

 The following chart indicates the persons controlled by or under common con-trol with AUSA Life.

                                          Jurisdiction of         Percent of Voting
Name                                      Incorporation           Securities Owned                  Business
----                                      -------------           ----------------                  --------
AEGON N.V.                                Netherlands             53.16% of Vereniging              Holding company
                                                                  AEGON Netherlands
                                                                  Membership Association

Groninger Financieringen B.V.             Netherlands             100% AEGON N.V.                   Holding company

AEGON Netherland N.V.                     Netherlands             100% AEGON N.V.                   Holding company

AEGON Nevak Holding B.V.                  Netherlands             100% AEGON N.V.                   Holding company

AEGON International N.V.                  Netherlands             100% AEGON N.V.                   Holding company

Voting Trust Trustees:                    Delaware                                                  Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation            Delaware                100% Voting Trust                 Holding company

Short Hills Management Company            New Jersey              100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

CORPA Reinsurance Company                 New York                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON Management Company                  Indiana                 100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

RCC North America Inc.                    Delaware                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON USA, Inc.                           Iowa                    100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

Transamerica Holding Company              Delaware                100% AEGON USA, Inc.              Holding Company

AEGON Funding Corp.                       Delaware                100% Transamerica                 Issue debt securities-net
                                                                  Holding Company                   proceeds used to make
                                                                                                    loans to affiliates

First AUSA Life Insurance                 Maryland                100% AEGON USA, Inc.              Insurance holding company
Company

AUSA Life Insurance                       New York                82.33% First AUSA Life            Insurance
Company, Inc.                                                     Insurance Company
                                                                  17.67% Veterans Life
                                                                  Insurance Company

Life Investors Insurance                  Iowa                    100% First AUSA Life Ins. Co.     Insurance
Company of America


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Life Investors Alliance, LLC              Delaware                  100% LIICA                      Purchase, own, and hold the
                                                                                                    equity interest of other
                                                                                                    entities

Great American Insurance                  Iowa                      100% LIICA                      Marketing
Agency, Inc.

Bankers United Life                       Iowa                      100% Life Investors Ins.        Insurance
Assurance Company                                                   Company of America

PFL Life Insurance Company                Iowa                      100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services                  Minnesota                 100% PFL Life Insurance Co.     Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky                  100% AEGON Financial            Administrator of structured
of Kentucky                                                         Services Group, Inc.            settlements

AEGON Assignment Corporation              Illinois                  100% AEGON Financial            Administrator of structured
                                                                    Services Group, Inc.            settlements

Southwest Equity Life Ins. Co.            Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                      100% First AUSA Life Ins. Co.   Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland                  Various                         Mutual fund

WRL Investment Services, Inc.             Florida                   100% Western Reserve Life       Provides administration for
                                                                    Assurance Co. of Ohio           affiliated mutual fund

WRL Investment                            Florida                   100% Western Reserve Life       Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California                100% Western Reserve Life       Insurance agency
And Subsidiaries                                                    Assurance Co. of Ohio

ISI Insurance Agency                      Alabama                   100% ISI Insurance Agency, Inc. Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                      Ohio                      100% ISI Insurance Agency, Inc. Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Massachusetts             100% ISI Insurance Agency Inc.  Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                      Texas                     100% ISI Insurance Agency, Inc. Insurance agency
of Texas, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
ISI Insurance Agency                      Hawaii                    100% ISI Insurance              Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

ISI Insurance Agency                      New Mexico                100% ISI Insurance              Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

AEGON Equity Group, Inc.                  Florida                   100% Western Reserve Life       Insurance Agency
                                                                    Assurance Co. of Ohio

Monumental General Casualty Co.           Maryland                  100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.           Maryland                  100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.           Arizona                   100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation                Maryland                  100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                       Iowa                      100% First AUSA Life            Holding company
                                                                    Insurance Company

Monumental General Life                   Puerto Rico               51% First AUSA Life             Insurance
Insurance Company of                                                Insurance Company
Puerto Rico                                                         49% Baldrich & Associates
                                                                    of Puerto Rico

AUSA Holding Company                      Maryland                  100% AEGON USA, Inc.            Holding company

Monumental General Insurance              Maryland                  100% AUSA Holding Co.           Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.          Kansas                    100% Monumental General         Sale/admin. of travel
                                                                    Insurance Group, Inc.           insurance


Monumental General                        Maryland                  100% Monumental General         Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.           to unaffiliated third party
                                                                                                    administrator

Executive Management and                  Maryland                  100% Monumental General         Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.            services

Monumental General Mass                   Maryland                  100% Monumental General         Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.           mass marketed insurance
                                                                                                    coverages

AUSA Financial Markets, Inc.              Iowa                      100% AUSA Holding Co.           Marketing

Transamerica Capital, Inc.                California                100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company               California                100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation            Iowa                      100% AUSA Holding Co.           Third party administrator


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Investors Warranty of                     Iowa                      100% AUSA Holding Co.           Provider of automobile
America, Inc.                                                                                       extended maintenance
                                                                                                    contracts

Massachusetts Fidelity Trust Co.          Iowa                      100% AUSA Holding Co.           Trust company

Money Services, Inc.                      Delaware                  100% AUSA Holding Co.           Provides financial counseling
                                                                                                    for employees and agents of
                                                                                                    affiliated companies

ADB Corporation                           Delaware                  100% Money Services, Inc.       Special purpose limited
                                                                                                    Liability company

ORBA Insurance Services, Inc.             California                10.56% Money Services, Inc.     Insurance agency

Zahorik Company, Inc.                     California                100% AUSA Holding Co.           Broker-Dealer

ZCI, Inc.                                 Alabama                   100% Zahorik Company, Inc.      Insurance agency

Zahorik Texas, Inc.                       Texas                     100% Zahorik Company, Inc.      Insurance agency

Long, Miller & Associates, L.L.C.         California                33-1/3% AUSA Holding Co.        Insurance agency

AEGON Asset Management                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Services, Inc.

InterSecurities, Inc.                     Delaware                  100% AUSA Holding Co.           Broker-Dealer

Associated Mariner Financial              Michigan                  100% InterSecurities, Inc.      Holding co./management
Group, Inc.                                                                                         services

Associated Mariner Ins. Agency            Massachusetts             100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency                 Ohio                      100% Associated Mariner         Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency                 Texas                     100% Associated Mariner         Insurance agency
Texas, Inc.                                                         Agency, Inc.

Idex Investor Services, Inc.              Florida                   100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                     Delaware                  100% AUSA Holding Co.           Investment advisor

IDEX Mutual Funds                         Massachusetts             Various                         Mutual fund

Diversified Investment                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware                  100% Diversified Investment     Broker-Dealer
Corp.                                                               Advisors, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
George Beram & Company, Inc.              Massachusetts             100% Diversified Investment     Employee benefit and
                                                                    Advisors, Inc.                  actuarial consulting

AEGON USA Securities, Inc.                Iowa                      100% AUSA Holding Co.           Broker-Dealer (De-registered)

Creditor Resources, Inc.                  Michigan                  100% AUSA Holding Co.           Credit insurance

CRC Creditor Resources                    Canada                    100% Creditor Resources, Inc.   Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                       Maryland                  100% Creditor Resources, Inc.   Insurance agency

AEGON USA Investment                      Iowa                      100% AUSA Holding Co.           Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                      100% AUSA Holding Co.           Provides real estate
Advisors, Inc.                                                                                      administrative and real
                                                                                                    estate investment services

AEGON USA Real Estate                     Delaware                  100% AEGON USA Realty           Real estate and mortgage
Services, Inc.                                                      Advisors, Inc.                  holding company

QSC Holding, Inc.                         Delaware                  100% AEGON USA Realty           Real estate and financial
                                                                    Advisors, Inc.                  software production and sales

LRA, Inc.                                 Iowa                      100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Associates, Inc.                 Delaware                  100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Realty Associates, Inc.          Texas                     100% Landauer Associates, Inc.  Real estate counseling

Realty Information Systems, Inc.          Iowa                      100% AEGON USA Realty           Information Systems for
                                                                    Advisors, Inc.                  real estate investment
                                                                                                    management

USP Real Estate Investment Trust          Iowa                      12.89% First AUSA Life Ins. Co. Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

RCC Properties Limited                    Iowa                      AEGON USA Realty Advisors,      Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

Commonwealth General                      Delaware                  100% AEGON USA, Inc.            Holding company
Corporation ("CGC")

AFSG  Securities Corporation              Pennsylvania              100% CGC                        Broker-Dealer

Benefit Plans, Inc.                       Delaware                  100% CGC                        TPA for Peoples Security Life
                                                                                                    Insurance Company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Durco Agency, Inc.                        Virginia                  100% Benefit Plans, Inc.        General agent

Capital 200 Block Corporation             Delaware                  100% CGC                        Real estate holdings

Capital Real Estate                       Delaware                  100% CGC                        Furniture and equipment
Development Corporation                                                                             lessor

Commonwealth General.                     Kentucky                  100% CGC                        Administrator of structured
Assignment Corporation                                                                              settlements

Diversified Financial Products Inc.       Delaware                  100% CGC                        Provider of investment,
                                                                                                    marketing and admin. services
                                                                                                    to ins. cos.

Monumental Agency Group, Inc.             Kentucky                  100% CGC                        Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.              Delaware                  100% CGC                        Registered investment advisor
                                                                                                    (de-registered)

Southlife, Inc.                           Tennessee                 100% CGC                        Investment subsidiary

Commonwealth General LLC                  Turks &                   100% CGC                        Special-purpose subsidiary
                                          Caicos Islands

Ampac Insurance Agency, Inc.              Pennsylvania              100% CGC                        Provider of management
(EIN 23-1720755)                                                                                    support services

Compass Rose Development                  Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Financial Planning Services, Inc.         Dist. Columbia            100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Frazer Association                        Illinois                  100% Ampac Insurance            TPA license-holder
Consultants, Inc.                                                   Agency, Inc.

National Home Life Corporation            Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Valley Forge Associates, Inc.             Pennsylvania              100% Ampac Insurance            Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.             Pennsylvania              100% Ampac Insurance            Administrator of group
                                                                    Agency, Inc.                    insurance programs

Veterans Insurance Services, Inc.         Delaware                  100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Academy Insurance Group, Inc.             Delaware                  100% CGC                        Holding company

Academy Life Insurance Co.                Missouri                  100% Academy Insurance          Insurance company
                                                                    Group, Inc.

Pension Life Insurance                    New Jersey                100% Academy Life               Insurance company
Company of America                                                  Insurance Company

FED Financial, Inc.                       Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.             Kansas                    100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.             California                100% Academy Insurance          General agent
                                                                    Group, Inc.

Ammest Massachusetts                      Massachusetts             100% Academy Insurance          Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                       Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                              Texas                     100% Academy Insurance          Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.              Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.


Force Financial Group, Inc.               Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.            Massachusetts             100% Force Fin. Group, Inc.     Special-purpose subsidiary

Military Associates, Inc.                 Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOAA Management Company                  Texas                     100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                     Georgia                   100% Academy Insurance          Automobile club
                                                                    Group, Inc.

Unicom Administrative                     Pennsylvania              100% Academy Insurance          Provider of admin. services
Services, Inc.                                                      Group, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Unicom Administrative                     Germany                   100% Unicom Administrative      Provider of admin. services
Services, GmbH                                                      Services, Inc.

Capital General Development               Delaware                  100% CGC                        Holding company
Corporation

Monumental Life                           Maryland                  73.23% Capital General          Insurance company
Insurance Company                                                   Development Company
                                                                    26.77% First AUSA Life
                                                                    Insurance Company

AEGON Special Markets                     Maryland                  100% Monumental Life            Marketing company
Group, Inc.                                                         Insurance Company

Peoples Benefit Life                      Missouri                  3.7% CGC                        Insurance company
Insurance Company                                                   20.0% Capital Liberty, L.P.
                                                                    76.3% Monumental Life
                                                                    Insurance Company

Veterans Life Insurance Co.               Illinois                  100% Peoples Benefit            Insurance company
                                                                    Life Insurance Company

Peoples Benefit Services, Inc.            Pennsylvania              100% Veterans Life Ins. Co.     Special-purpose subsidiary

Coverna Direct Insurance                  Maryland                  100% Peoples Benefit            Insurance agency
Insurance Services, Inc.                                            Life Insurance Company

Ammest Realty Corporation                 Texas                     100% Monumental Life            Special purpose subsidiary
                                                                    Insurance Company

JMH Operating Company, Inc.               Mississippi               100% Monumental Life            Real estate holdings
                                                                    Insurance Company

Capital Liberty, L.P.                     Delaware                  99.0% Monumental Life           Holding Company
                                                                    Insurance Company
                                                                    1.0% CGC

Transamerica Corporation                  Delaware                  100% AEGON NV                   Major interest in insurance
                                                                                                    and finance

Transamerica Pacific Insurance            Hawaii                    100% Transamerica Corp.         Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                   Delaware                  100% Transamerica Corp.         Investments

ARC Reinsurance Corporation               Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Transamerica Management, Inc.             Delaware                  100% ARC Reinsurance Corp.      Asset management


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Inter-America Corporation                 California                100% Transamerica Corp.         Insurance Broker

Pyramid Insurance Company, Ltd.           Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Pacific Cable Ltd.                        Bmda.                     100% Pyramid Ins. Co., Ltd.     Sold 25% of TC Cable, Inc.
                                                                                                    stock in 1998

Transamerica Business Tech Corp.          Delaware                  100% Transamerica Corp.         Telecommunications and
                                                                                                    data processing

Transamerica CBO I, Inc.                  Delaware                  100% Transamerica Corp.         Owns and manages a pool of
                                                                                                    high-yield bonds

Transamerica Corporation (Oregon)         Oregon                    100% Transamerica Corp.         Name holding only-Inactive

Transamerica Finance Corp.                Delaware                  100% Transamerica Corp.         Commercial & Consumer
                                                                                                    Lending & equip. leasing

TA Leasing Holding Co., Inc.              Delaware                  100% Transamerica Fin. Corp.    Holding company

Trans Ocean Ltd.                          Delaware                  100% TA Leasing Hldg Co. Inc.   Holding company

Trans Ocean Container Corp.               Delaware                  100% Trans Ocean Ltd.           Intermodal Leasing
("TOCC")

SpaceWise Inc.                            Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Container
   Finance Corp.                          Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                       Germany                   100% TOCC                       Intermodal leasing

Trans Ocean Leasing PTY Ltd.              Austria                   100% TOCC                       Intermodal leasing

Trans Ocean Management S.A.               Switzerland               100% TOCC                       Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                     California                100% TOCC                       Holding company

Trans Ocean Tank Services Corp.           Delaware                  100% TOCC                       Intermodal leasing

Transamerica Leasing Inc.                 Delaware                  100% TA Leasing Holding Co.     Leases & Services intermodal
                                                                                                    equipment

Transamerica Leasing Holdings             Delaware                  100% Transamerica Leasing Inc.  Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.           Delaware                  100% TLHI                       Intermodal Leasing


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Greybox L.L.C.                            Delaware                  100% TLHI                       Intermodal freight container
                                                                                                    interchange facilitation service


Transamerica Trailer                      France                    100% Greybox L.L.C.             Leasing
   Leasing S.N.C.

Greybox Services Limited                  U.K.                      100% TLHI                       Intermodal Leasing

Intermodal Equipment, Inc.                Delaware                  100% TLHI                       Intermodal leasing

Transamerica Leasing N.V.                 Belg.                     100% Intermodal Equipment Inc.

Transamerica Leasing SRL                  Italy                     100% Intermodal Equipment Inc.

Transamerica Distribution                 Delaware                  100% TLHI                       Provided door-to-door services
   Services, Inc.                                                                                   for the domestic
                                                                                                    transportation of temperature-
                                                                                                    sensitive products

Transamerica Leasing                      Belg.                     100% TLHI                       Leasing
  Coordination Center

Transamerica Leasing do                   Braz.                     100% TLHI                       Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                 Germany                   100% TLHI                       Leasing

Transamerica Leasing Limited              U.K.                      100% TLHI                       Leasing

ICS Terminals (UK) Limited                U.K.                      100% Transamerica.              Leasing
                                                                    Leasing Limited

Transamerica Leasing Pty. Ltd.            Australia                 100% TLHI                       Leasing

Transamerica Leasing (Canada) Inc.        Canada                    100% TLHI                       Leasing

Transamerica Leasing (HK) Ltd.            H.K.                      100% TLHI                       Leasing

Transamerica Leasing                      S. Africa                 100% TLHI                       Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container               Australia                 100% TLHI                       The Australian (domestic)
   Leasing Pty. Limited                                                                             leasing of tank containers

Transamerica Trailer Holdings I Inc.      Delaware                  100% TLHI                       Holding company

Transamerica Trailer Holdings II, Inc.    Delaware                  100% TLHI                       Holding company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Trailer Holdings III, Inc.   Delaware                  100% TLHI                       Holding company

Transamerica Trailer Leasing AB           Swed.                     100% TLHI                       Leasing

Transamerica Trailer Leasing AG           Switzerland               100% TLHI                       Leasing

Transamerica Trailer Leasing A/S          Denmark                   100% TLHI                       Leasing

Transamerica Trailer Leasing GmbH         Germany                   100% TLHI                       Leasing

Transamerica Trailer Leasing              Belgium                   100% TLHI                       Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing              Netherlands               100% TLHI                       Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.           Spain                     100% TLHI                       Leasing

Transamerica Transport Inc.               New Jersey                100% TLHI                       Dormant

Transamerica Commercial                   Delaware                  100% Transamerica Fin. Corp.    Holding company for
   Finance Corporation, I ("TCFCI")                                                                 Commercial/consumer finance
                                                                                                    subsidiaries

Transamerica Equipment Financial          Delaware                  100% TCFCI
   Services Corporation

BWAC Credit Corporation                   Delaware                  100% TCFCI

BWAC International Corporation            Delaware                  100% TCFCI

BWAC Twelve, Inc.                         Delaware                  100% TCFCI                      Holding company for premium
                                                                                                    finance subsidiaries

TIFCO Lending Corporation                 Illinois                  100% BWAC Twelve, Inc.          General financing & other
                                                                                                    services in the US &
                                                                                                    elsewhere

Transamerica Insurance Finance            Maryland                  100% BWAC Twelve, Inc.          Provides insurance premium
   Corporation ("TIFC")                                                                             financing in the US with the
                                                                                                    exception of CA and HI

Transamerica Insurance Finance            Maryland                  100% TIFC                       Provides Insurance premium
   Company (Europe)                                                                                 financing in California

Transamerica Insurance Finance            California                100% TIFC                       Disability ins. & holding co.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
   Corporation, California                                                                          for various insurance
                                                                                                    subsidiaries of Transamerica
                                                                                                    Corporation

Transamerica Insurance Finance            ON                        100% TIFC                       Provides ins. premium
   Corporation, Canada                                                                              financing in Canada

Transamerica Business Credit              Delaware                  100% TCFCI                      Provides asset based lending
   Corporation ("TBCC")                                                                             leasing & equip. financing

Transamerica Mezzanine                    Delaware                  100% TBCC                       Holds investments in several
   Financing, Inc.                                                                                  joint ventures/partnerships

Transamerica Business Advisory Grp.       Delaware                  100% TBCC

Bay Capital Corporation                   Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Coast Funding Corporation                 Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Transamerica Small Business               Delaware                  100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                 Delaware                  100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                  Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Direct Capital Equity Investment, Inc.    Delaware                  100% TBCC                       Small business loans

TA Air East, Corp                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air I, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air II, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air III, Corp.                         Delaware                  100% TBCC                       special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Air IV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air V, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft
TA Air VI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air VII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air VIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air IX, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air X, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIV, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Marine I Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TA Marine II Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TBC I, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC II, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC III, Inc.                             Delaware                  100% TBCC                       Special purpose corp.

TBC IV, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC V, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC VI, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC Tax I, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax II, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax III, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IV, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax V, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VI, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VII, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VIII, Inc.                        Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IX, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien



                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
The Plain Company                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft.

Transamerica Distribution                 Delaware                  100% TCFCI                      Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                     comm. Leasing, retail finance
                                                                                                    comm. Recovery service and
                                                                                                    accounts

Transamerica Accounts Holding Corp.       Delaware                  100% TDFC

Transamerica Commercial                   Delaware                  100% TDFC                       Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                     appliances, electronics,
                                                                                                    computers, office equip. and
                                                                                                    marine equipment.

Transamerica Acquisition                  Canada                    100% TCFC                       Holding company
   Corporation, Canada

Transamerica Distribution Finance         Delaware                  100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                     Mauritius                 100% TDFCO                      Mauritius holding company
                                                                                                    of our Indian Joint Venture

Inventory Funding Trust                   Delaware                  100% TCFC

Inventory Funding Company, LLC            Delaware                  100% Inventory Funding Trust

TCF Asset Management Corporation          Colorado                  100% TCFC                       A depository for foreclosed
                                                                                                    real and personal property

Transamerica Joint Ventures, Inc.         Delaware                  100% TCFC                       To enter into general partner-
                                                                                                    ships for the ownership of
                                                                                                    comm. & finance business

Transamerica Inventory                    Delaware                  100% TDFC                       Holding co. for inventory
   Finance Corporation ("TIFC")                                                                     finance subsidiaries

Transamerica GmbH, Inc.                   Delaware                  100% TIFC                       Commercial lending in
                                                                                                    Germany

Transamerica Fincieringsmaatschappij
   B.V.                                   Netherlands               100% Trans. GmbH,  Inc.         Commercial lending in
                                                                                                    Europe


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
BWAC Seventeen, Inc.                      Delaware                  100% TIFC                       Holding co. for principal
                                                                                                    Canadian operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Corp, Canada

Transamerica Commercial                   ON                        100% BWAC Seventeen, Inc.       Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada                    100% BWAC Seventeen, Inc.       Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                     Delaware                  100% TIFC                       Holding co. for United
                                                                                                    Kingdom operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Limited

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Commercial lending in the
   Finance Limited ("TCFL")                                                                         United Kingdom.

Whirlpool Financial Corporation                                     100% TCFL                       Inactive commercial finance
    Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.                      100% Trans. Commercial
   Limited                                                          Holdings Limited

Transamerica Commercial Finance           France                    100% BWAC Twenty-One Inc.       Carries out factoring trans-
   France S.A.                                                                                      actions in France & abroad

Transamerica GmbH Inc.                    Delaware                  100% BWAC Twenty-One Inc.       Holding co. for Transamerica
                                                                                                    Financieringsmaatschappij
                                                                                                    B.V.

Transamerica Retail Financial             Delaware                  100% TIFC                       Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                     Delaware                  100% TRFSC                      Bank (Credit Cards)

Transamerica Consumer Finance             Delaware                  100% TRFSC                      Consumer finance holding
   Holding Company ("TCFHC")                                                                        company

Transamerica Mortgage Company             Delaware                  100% TCFHC                      Consumer mortgages

Transamerica Consumer Mortgage            Delaware                  100% TCFHC                      Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida                   100% TCFHC                      Consumer mortgages


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Easy Yes Mortgage, Inc.                   Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Easy Yes Mortgage, Inc.                   Georgia                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

First Florida Appraisal Services, Inc.    Georgia                   100% Metropolitan Mtg. Co.      Appraisal and inspection
                                                                                                    services

First Georgia Appraisal Services, Inc.    Georgia                   100% First FL App. Srvc, Inc.   Appraisal services

Freedom Tax Services, Inc.                Florida                   100% Metropolitan Mtg. Co.      Property tax information
                                                                                                    services

J.J. & W. Advertising, Inc.               Florida                   100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                                    services

J.J. & W. Realty Corporation              Florida                   100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                                    properties

Liberty Mortgage Company of               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                                  holding only

Metropolis Mortgage Company               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Perfect Mortgage Company                  Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Transamerica Vendor Financial Srvc.       Delaware                  100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                                   100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                             Mexico                    100% TDFCM

Transamerica Corporate Services                                     100% TDFCM
   De Mexico

Transamerica Home Loan                    California                100% TFC                        Consumer mortgages

Transamerica Lending Company              Delaware                  100% TFC                        Consumer lending

Transamerica Financial Products, Inc.     California                100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation        California                100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                           financing in California


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Arbor Life Insurance Company              Arizona                   100% TICC                       Life insurance, disability
                                                                                                    insurance

Plaza Insurance Sales Inc.                California                100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.               California                100% TICC                       Retail sale of investment
                                                                                                    advisory services

Transamerica Annuity Services Corp.       New Mexico                100% TICC                       Performs services required for
                                                                                                    structured settlements

Transamerica Financial Resources, Inc.    Delaware                  100% TICC                       Retail sale of securities
                                                                                                    products

Financial Resources Insurance             Texas                     100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                                  products

TBK Insurance Agency of Ohio, Inc.        Ohio                      100% Transamerica Fin. Res.     Variable insurance contract
                                                                                                    sales in state of Ohio

Transamerica Financial Resources          Alabama                   100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.     Massachusetts             100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance      Delaware                  100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                                          foreign operations

Home Loans and Finance Ltd.               U.K.                      100% TIIS                       Inactive

Transamerica Occidental Life              California                100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                      insurance, accident and
                                                                                                    sickness insurance

NEF Investment Company                    California                100% TOLIC                      Real estate development

Transamerica Life Insurance and           N. Carolina               100%TOLIC                       Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                        originally incorporated in CA
                                                                                                    April 14, 1966

Transamerica Assurance Company            Missouri                  100% TLIAC                      Life and disability insurance

Gemini Investments, Inc.                  Delaware                  100% TLIAC                      Investment subsidiary

Transamerica Life Insurance Company       Canada                    100% TOLIC                      Sells individual life insurance
  of Canada                                                                                         & investment products in all
                                                                                                    provinces and territories of
                                                                                                    Canada


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Life Insurance Company       New York                  100% TOLIC                      Licensed in NY to market life
   of New York                                                                                      insurance, annuities and health
                                                                                                    insurance

Transamerica South Park                   Delaware                  100% TOLIC                      Provide market analysis of
   Resources, Inc.                                                                                  certain undeveloped land
                                                                                                    holdings held by TOLIC

Transamerica Variable Insurance           Maryland                  100% TOLIC                      Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas                    100% TOLIC                      Third party administrator

Transamerica Products. Inc.               California                100% TICC                       Parent co. of various
                                                                                                    subsidiary corp. which are
                                                                                                    formed to be co-general
                                                                                                    partners of proprietary limited

Transamerica Securities Sales Corp.       Maryland                  100% Transamerica Prod. Inc.    Retail sale of the variable life
                                                                                                    ins. and variable annuity
                                                                                                    products of the Transamerica
                                                                                                    life companies

Transamerica Service Company              Delaware                  100% Transamerica Prod. Inc.    Passive loss tax service for
                                                                                                    Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware                  100% TICC                       Real estate information and
                                                                                                    technology services

Transamerica International                Delaware                  100% TICC                       Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware                  100% TICC                       Investment adviser

Transamerica Income Shares, Inc.          Maryland                  100% Trans. Invest. Srvc. Inc.  Transamerica investment
                                                                                                    services

Transamerica LP Holdings Corp.            Delaware                  100% TICC                       Limited partnership
                                                                                                    Investment
                                                                                                    (initial limited partner of
                                                                                                    Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A                       100% TICC                       Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                 processing services

Transamerica Realty Services, Inc.        Delaware                  100% TICC                       Responsible for real estate
                                                                                                    investments for Transamerica


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Bankers Mortgage Company of CA            California                100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                                    certain residual investments in
                                                                                                    certain French real estate
                                                                                                    projects which are managed
                                                                                                    special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens.

Pyramid Investment Corporation            Delaware                  100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                                    Francisco and other properties

The Gilwell Company                       California                100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                                    Washington Street,
                                                                                                    San Francisco

Transamerica Affordable Housing, Inc.     California                100% Transamerica Realty Srv.   Owns general partnership
                                                                                                    interests in low-income
                                                                                                    housing tax credit
                                                                                                    partnerships

Transamerica Minerals Company             California                100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                                    gas properties

Transamerica Oakmont Corporation          California                100% Transamerica Realty Srv.   General partner in
                                                                                                    Transamerica/Oakmont
                                                                                                    Retirement Associates

Transamerica Senior Properties, Inc.      Delaware                  100% TICC                       Owns congregate care and
                                                                                                    assisted living retirement
                                                                                                    Properties

Transamerica Senior Living, Inc.          Delaware                  100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                                    assisted living retirement
                                                                                                    properties.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 25, 2000, there were 50 Contract Owners of the Advisor's Edge Variable Annuity.

ITEM 28.  INDEMNIFICATION

The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account C, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity and variable life contracts funded by PFL Life Variable Annuity Account A, PFL Life Variable Annuity Account C, PFL Life Variable Annuity Account D, PFL Endeavor VA Separate Account, PFL Retirement Builder Variable Annuity Account and Legacy Builder Variable Life Separate Account of PFL Life Insurance Company; Life Investors Variable Life Account A of Life Investors Insurance Company of America; WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers:

          Larry N. Norman          President, Director
          Anne M. Spaes            Vice President, Director
          Lisa A. Wachendorf       Vice President, Chief Compliance Officer,
                                   Director
          Thomas R. Moriarty       Vice President
          Frank A. Camp            Secretary
          Linda Gilmer             Controller and Treasurer
          Priscilla I. Hechler     Assistant Vice President, Assistant Secretary
          Thomas E. Pierpan        Assistant Vice President, Assistant Secretary
          Darin D. Smith           Assistant Vice President, Assistant Secretary
          Robert W. Warner         Assistant Compliance Officer
          Emily Bates              Assistant Treasurer
          Clifton W. Flenniken     Assistant Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of AUSA Life Insurance Company, Inc. in Cedar Rapids, Iowa.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.
     (b) Registrant undertakes that it will include either (I) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request of AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.
     (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

Section 403(b) Representations
------------------------------

AUSA Life represents that it is relying on a non-action letter dated
November 28, 1998, to the American Counsel of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(i), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 28th day of April, 2000.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Gregory E. Miller-Breetz
                                   --------------------------------
                                   Gregory E. Miller-Breetz
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 28, 1999
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 28, 1999
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 28, 1999
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 28, 1999
-----------------------------------
Steven E. Frushtick

Carl T. Hanson                              Director                 April 28, 1999
-----------------------------------
Carl T. Hanson

Colette Vargas                              Director                 April 28, 1999
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 28, 1999
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 28, 1999
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 28, 1999
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 28, 1999
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 28, 1999
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Gregory E. Miller-Breetz
-----------------------------------
Gregory E. Miller-Breetz
Attorney-In-Fact

                               INDEX TO EXHIBITS

EXHIBIT 9(a)        Opinion and Consent of Counsel

EXHIBIT 9(b)        Consent of Counsel

EXHIBIT 10          Consent of Independent Auditors